UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-91890
Pre-Effective Amendment No.□
Post-Effective Amendment No. 13☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-21139
Amendment No. 14☑
(Check appropriate box or boxes.)
Nationwide Variable Account-13

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® Advisor Variable Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-13
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 35. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Legg Mason Partners Variable Equity Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.

SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-13, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[2]
Mortality and Expense Risk Charge	0.35%
One-Year Enhanced Death Benefit Option	0.20% [3]
Total Variable Account Charges (including this option)	0.55%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[3]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option may not be available in every state. The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

•	the total Variable Account charges associated with the contract, including the optional benefit (0.55%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$500	$1,499	$2,499	$4,998	*	$1,499	$2,499	$4,998	$500	$1,499	$2,499	$4,998
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$ 87	$ 272	$ 473	$1,053	*	$ 272	$ 473	$1,053	$ 87	$ 272	$ 473	$1,053
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from other eligible retirement savings plans
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.

Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-13 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
Nationwide may make these contracts available to employees and their family members through a Nationwide affiliated broker dealer and they will not be subject to investment advisory fees for asset management.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefit is available to applicants. The optional benefit may not be available in every state. Unless otherwise indicated:
(1)	the optional benefit must be elected at the time of application;
(2)	the optional benefit, once elected, may not be terminated;
(3)	the charge associated with the optional benefit is calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefit will be assessed until annuitization.
Death Benefit Option
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held under Guaranteed Term Options. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.35% of the Daily Net Assets (0.55% if the Contract Owner elected the optional death benefit).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Qualified Contract or Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
Withdrawal provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a qualified plan.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a qualified plan.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts (if available):
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.

Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Spousal Protection Feature
The One-Year Enhanced Death Benefit Option has a Spousal Protection Feature. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs, and Roth IRAs. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 80 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
For contracts with total purchase payments in excess of $2,000,000, Nationwide will limit the amount that may be annuitized on any single life to $5,000,000. If the amount to be annuitized exceeds $5,000,000, Nationwide will allow additional individuals to be named as Annuitants (for annuitization purposes only).
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.35% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:

•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-21139
Securities Act of 1933 Registration File No. 333-91890

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Total return from long term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Advisor:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP VistaSM Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Comstock Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 27, 2007
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I)
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares (formerly, Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class)
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income as well as long-term growth of capital throughinvestments in the common stocks of established companies.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2012. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ
2012	16.270609	19.054947	17.11%	0
2011	15.357517	16.270609	5.95%	0
2010	13.627302	15.357517	12.70%	0
2009	11.318250	13.627302	20.40%	0
2008	19.122593	11.318250	-40.81%	0
2007	18.255726	19.122593	4.75%	0
2006	15.619602	18.255726	16.88%	0
2005	14.946913	15.619602	4.50%	0
2004	13.456958	14.946913	11.07%	0
2003	10.191620	13.456958	32.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ
2012	16.211038	18.501718	14.13%	0
2011	20.146327	16.211038	-19.53%	0
2010	19.329351	20.146327	4.23%	0
2009	14.402406	19.329351	34.21%	0
2008	30.872066	14.402406	-53.35%	0
2007	29.271433	30.872066	5.47%	1,541
2006	21.688871	29.271433	34.96%	1,553
2005	18.636577	21.688871	16.38%	1,672
2004	14.938281	18.636577	24.76%	1,672
2003	10.384109	14.938281	43.86%	3,409
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ
2012	28.138004	33.979983	20.76%	6,236
2011	25.897050	28.138004	8.65%	2,359
2010	20.569468	25.897050	25.90%	29,898
2009	15.944539	20.569468	29.01%	0
2008	24.877825	15.944539	-35.91%	0
2007	29.209701	24.877825	-14.83%	0
2006	21.676240	29.209701	34.75%	0
2005	19.479055	21.676240	11.28%	912
2004	14.412582	19.479055	35.15%	797
2003	10.382958	14.412582	38.81%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ
2012	23.120974	27.359289	18.33%	39
2011	25.327032	23.120974	-8.71%	39
2010	20.027092	25.327032	26.46%	39
2009	14.068225	20.027092	42.36%	39
2008	21.913712	14.068225	-35.80%	39
2007	21.622558	21.913712	1.35%	39
2006	18.963707	21.622558	14.02%	0
2005	17.799540	18.963707	6.54%	1,986
2004	14.972062	17.799540	18.89%	1,724
2003	10.636000	14.972062	40.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.219265	2.19%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	15.584255	16.676564	7.01%	11,488
2011	13.995184	15.584255	11.35%	12,496
2010	13.360407	13.995184	4.75%	16,777
2009	12.164728	13.360407	9.83%	262,461
2008	12.404520	12.164728	-1.93%	29,982
2007	11.368938	12.404520	9.11%	124,974
2006	11.230497	11.368938	1.23%	149,439
2005	11.096432	11.230497	1.21%	134,683
2004	10.523889	11.096432	5.44%	65,282
2003*	10.000000	10.523889	5.24%	12,899
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	15.973917	18.264849	14.34%	0
2011	15.546120	15.973917	2.75%	0
2010	13.667269	15.546120	13.75%	0
2009	11.613573	13.667269	17.68%	0
2008	17.816439	11.613573	-34.82%	0
2007	17.891378	17.816439	-0.42%	0
2006	15.333914	17.891378	16.68%	0
2005	14.706594	15.333914	4.27%	0
2004	13.061261	14.706594	12.60%	0
2003	10.132849	13.061261	28.90%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	16.908690	20.414928	20.74%	0
2011	19.290907	16.908690	-12.35%	0
2010	17.087337	19.290907	12.90%	0
2009	12.819045	17.087337	33.30%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ
2012	7.523279	9.083332	20.74%	7,670
2011	8.583211	7.523279	-12.35%	8,267
2010	7.602759	8.583211	12.90%	10,727
2009	5.703642	7.602759	33.30%	26,769

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	15.133845	17.543125	15.92%	19,097
2011	15.292941	15.133845	-1.04%	117,052
2010	12.868932	15.292941	18.84%	75,376
2009	9.938177	12.868932	29.49%	39,716
2008	13.182754	9.938177	-24.61%	43,172
2007	13.541474	13.182754	-2.65%	818
2006	11.295924	13.541474	19.88%	0
2005*	10.000000	11.295924	12.96%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2012	14.454386	16.409284	13.52%	0
2011	14.352029	14.454386	0.71%	0
2010	12.406866	14.352029	15.68%	0
2009	9.258246	12.406866	34.01%	0
2008	15.876391	9.258246	-41.69%	0
2007	13.165577	15.876391	20.59%	0
2006	13.659114	13.165577	-3.61%	0
2005	13.416427	13.659114	1.81%	2,644
2004	12.164894	13.416427	10.29%	2,286
2003	9.774024	12.164894	24.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	17.520229	20.003497	14.17%	3,014
2011	17.405046	17.520229	0.66%	65,612
2010	15.399177	17.405046	13.03%	2,869
2009	12.892381	15.399177	19.44%	527
2008	17.668682	12.892381	-27.03%	1,409
2007	18.691477	17.668682	-5.47%	5,141
2006	15.808242	18.691477	18.24%	3,740
2005	15.103374	15.808242	4.67%	2,632
2004	13.256364	15.103374	13.93%	1,179
2003	10.315649	13.256364	28.51%	0
American Century Variable Portfolios, Inc. - American Century VP Vista(SM) Fund: Class I - Q/NQ
2012	12.250218	14.113368	15.21%	0
2011	13.346878	12.250218	-8.22%	363
2010	10.811669	13.346878	23.45%	363
2009	8.859039	10.811669	22.04%	363
2008	17.303814	8.859039	-48.80%	363
2007	12.423756	17.303814	39.28%	725
2006	11.437030	12.423756	8.63%	0
2005*	10.000000	11.437030	14.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.760233	13.982796	9.58%	6,309
2011	13.288670	12.760233	-3.98%	6,601
2010	12.149454	13.288670	9.38%	7,412
2009*	10.000000	12.149454	21.49%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	22.066536	25.450534	15.34%	9,921
2011	22.019941	22.066536	0.21%	8,330
2010	17.561659	22.019941	25.39%	4,293
2009	14.095643	17.561659	24.59%	16,026
2008	20.474559	14.095643	-31.16%	200
2007	20.682234	20.474559	-1.00%	401
2006	18.140461	20.682234	14.01%	0
2005	16.976160	18.140461	6.86%	0
2004	13.976978	16.976160	21.46%	0
2003	10.180078	13.976978	37.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	16.241862	18.731996	15.33%	8,459
2011	15.998415	16.241862	1.52%	5,753
2010	13.980214	15.998415	14.44%	5,921
2009	11.104914	13.980214	25.89%	8,191
2008	17.728549	11.104914	-37.36%	8,191
2007	16.902871	17.728549	4.88%	12,552
2006	14.686065	16.902871	15.09%	5,123
2005	14.077103	14.686065	4.33%	1,280
2004	12.767988	14.077103	10.25%	1,286
2003	9.981671	12.767988	27.91%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	17.279882	19.015252	10.04%	27,533
2011	15.906961	17.279882	8.63%	22,536
2010	13.842552	15.906961	14.91%	11,642
2009	11.334293	13.842552	22.13%	34,078
2008	16.145195	11.334293	-29.80%	44,550
2007	15.123513	16.145195	6.76%	48,763
2006	13.029609	15.123513	16.07%	90,022
2005	12.526853	13.029609	4.01%	89,658
2004	11.967001	12.526853	4.68%	55,070
2003	9.910929	11.967001	20.75%	8,664
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2012	12.528895	15.052299	20.14%	0
2011	14.593294	12.528895	-14.15%	0
2010	11.166313	14.593294	30.69%	0
2009	8.890624	11.166313	25.60%	0
2008	14.296135	8.890624	-37.81%	0
2007	16.130527	14.296135	-11.37%	0
2006	15.598906	16.130527	3.41%	0
2005	14.795348	15.598906	5.43%	0
2004	13.335043	14.795348	10.95%	0
2003	10.161649	13.335043	31.23%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.783525	16.163878	9.34%	869
2011	14.505694	14.783525	1.92%	869
2010	13.415731	14.505694	8.12%	725
2009	11.178566	13.415731	20.01%	0
2008	12.099625	11.178566	-7.61%	0
2007	11.522063	12.099625	5.01%	3,068
2006	11.101268	11.522063	3.79%	2,662
2005	10.997465	11.101268	0.94%	0
2004	10.650536	10.997465	3.26%	0
2003	10.213444	10.650536	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.598374	22.714538	15.90%	931
2011	20.199705	19.598374	-2.98%	73,779
2010	17.309343	20.199705	16.70%	57,794
2009	12.803703	17.309343	35.19%	65,667
2008	22.389771	12.803703	-42.81%	33,187
2007	19.121129	22.389771	17.09%	4,491
2006	17.195277	19.121129	11.20%	3,357
2005	14.767576	17.195277	16.44%	0
2004	12.848559	14.767576	14.94%	0
2003	10.045506	12.848559	27.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	16.053968	18.747257	16.78%	4,124
2011	15.973034	16.053968	0.51%	4,502
2010	13.927739	15.973034	14.69%	2,428
2009	10.748665	13.927739	29.58%	740
2008	18.825868	10.748665	-42.90%	1,799
2007	18.628259	18.825868	1.06%	2,333
2006	15.567604	18.628259	19.66%	1,347
2005	14.771634	15.567604	5.39%	1,404
2004	13.308674	14.771634	10.99%	1,584
2003	10.256045	13.308674	29.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	15.634269	17.845462	14.14%	5,365
2011	15.666958	15.634269	-0.21%	4,882
2010	12.673275	15.666958	23.62%	2,134
2009	9.924303	12.673275	27.70%	0
2008	18.874073	9.924303	-47.42%	0
2007	14.929225	18.874073	26.42%	0
2006	14.036569	14.929225	6.36%	504
2005	13.329570	14.036569	5.30%	89
2004	12.953631	13.329570	2.90%	54,078
2003	9.789856	12.953631	32.32%	7,800

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	15.507381	16.344452	5.40%	46,802
2011	14.515397	15.507381	6.83%	44,613
2010	13.527574	14.515397	7.30%	29,138
2009	11.735713	13.527574	15.27%	17,108
2008	12.184536	11.735713	-3.68%	5,139
2007	11.733433	12.184536	3.84%	5,656
2006	11.289113	11.733433	3.94%	3,500
2005	11.097806	11.289113	1.72%	3,566
2004	10.675714	11.097806	3.95%	3,785
2003	10.196943	10.675714	4.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	14.997567	17.149395	14.35%	9,031
2011	16.856562	14.997567	-11.03%	8,261
2010	13.143289	16.856562	28.25%	20,324
2009	9.420041	13.143289	39.52%	4,257
2008	15.627146	9.420041	-39.72%	4,135
2007	13.579313	15.627146	15.08%	9,428
2006	12.103073	13.579313	12.20%	4,657
2005*	10.000000	12.103073	21.03%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ
2012	11.502214	11.462969	-0.34%	54,088
2011	11.541353	11.502214	-0.34%	370,491
2010	11.573450	11.541353	-0.28%	205,881
2009	11.559269	11.573450	0.12%	34,415
2008	11.287040	11.559269	2.41%	149,127
2007	10.795772	11.287040	4.55%	28,138
2006	10.354209	10.795772	4.26%	34,916
2005	10.109050	10.354209	2.43%	56,384
2004	10.049058	10.109050	0.60%	47,596
2003	10.009618	10.049058	0.39%	8,522
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	17.358898	20.851198	20.12%	0
2011	21.045299	17.358898	-17.52%	0
2010	18.690901	21.045299	12.60%	0
2009	14.834518	18.690901	26.00%	0
2008	26.519285	14.834518	-44.06%	0
2007	22.705988	26.519285	16.79%	0
2006	19.318457	22.705988	17.54%	417
2005	16.294795	19.318457	18.56%	0
2004	14.408642	16.294795	13.09%	47,129
2003	10.096919	14.408642	42.70%	8,350

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.201769	13.469706	20.25%	10,492
2011	13.592829	11.201769	-17.59%	10,306
2010	12.070305	13.592829	12.61%	13,583
2009	9.575941	12.070305	26.05%	23,858
2008	17.122614	9.575941	-44.07%	36,170
2007	14.658182	17.122614	16.81%	52,246
2006	12.471014	14.658182	17.54%	67,832
2005*	10.000000	12.471014	24.71%	82,536
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	22.053141	26.016616	17.97%	4,023
2011	22.995056	22.053141	-4.10%	3,492
2010	17.996777	22.995056	27.77%	2,192
2009	13.982963	17.996777	28.71%	8,759
2008	20.948569	13.982963	-33.25%	2,767
2007	21.534984	20.948569	-2.72%	1,945
2006	18.473438	21.534984	16.57%	1,574
2005	17.044008	18.473438	8.39%	1,602
2004	13.821748	17.044008	23.31%	1,698
2003	10.497897	13.821748	31.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ
2012	14.473125	14.694472	1.53%	0
2011	13.743206	14.473125	5.31%	0
2010	13.099398	13.743206	4.91%	1,692
2009	12.750803	13.099398	2.73%	0
2008	11.893050	12.750803	7.21%	0
2007	11.195349	11.893050	6.23%	0
2006	10.800733	11.195349	3.65%	0
2005	10.584161	10.800733	2.05%	0
2004	10.264605	10.584161	3.11%	0
2003	10.077571	10.264605	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ
2012	32.193852	36.303433	12.77%	0
2011	38.394687	32.193852	-16.15%	0
2010	32.767266	38.394687	17.17%	0
2009	19.052186	32.767266	71.99%	0
2008	40.425554	19.052186	-52.87%	247
2007	31.500763	40.425554	28.33%	250
2006	24.678985	31.500763	27.64%	359
2005	19.435011	24.678985	26.98%	270
2004	15.638739	19.435011	24.27%	10,239
2003	10.257853	15.638739	52.46%	1,509

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	16.668394	18.795267	12.76%	4,160
2011	19.879562	16.668394	-16.15%	4,210
2010	16.976355	19.879562	17.10%	87,128
2009	9.868307	16.976355	72.03%	111,619
2008	20.923899	9.868307	-52.84%	21,506
2007	16.315658	20.923899	28.24%	20,484
2006	12.774595	16.315658	27.72%	28,610
2005*	10.000000	12.774595	2775.00%	34,309
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.737421	22.076063	17.82%	1,201
2011	21.040591	18.737421	-10.95%	1,201
2010	19.477154	21.040591	8.03%	1,201
2009	14.262434	19.477154	36.56%	1,201
2008	24.005457	14.262434	-40.59%	1,201
2007	20.865093	24.005457	15.05%	1,201
2006	17.240869	20.865093	21.02%	1,632
2005	15.704345	17.240869	9.78%	1,201
2004	13.295964	15.704345	18.11%	42,230
2003	10.091812	13.295964	31.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.245280	14.435753	17.89%	13,922
2011	13.757252	12.245280	-10.99%	8,830
2010	12.734998	13.757252	8.03%	9,047
2009	9.314862	12.734998	36.72%	15,653
2008	15.681804	9.314862	-40.60%	24,052
2007	13.631624	15.681804	15.04%	30,977
2006	11.262357	13.631624	21.04%	40,600
2005*	10.000000	11.262357	12.62%	75,149
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	17.292687	19.827351	14.66%	17,546
2011	17.498528	17.292687	-1.18%	13,526
2010	15.352454	17.498528	13.98%	73,636
2009	12.980774	15.352454	18.27%	105,741
2008	12.265122	12.980774	5.83%	1,034
2007	11.085441	12.265122	10.64%	1,656
2006	9.858218	11.085441	12.45%	0
2005*	10.000000	9.858218	-1.42%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ
2012	15.347970	18.516103	20.64%	0
2011	16.556566	15.347970	-7.30%	0
2010	15.470821	16.556566	7.02%	0
2009	11.841949	15.470821	30.64%	0
2008	20.603671	11.841949	-42.53%	782
2007	20.202235	20.603671	1.99%	794
2006	16.643400	20.202235	21.38%	821
2005	15.341901	16.643400	8.48%	855
2004	13.269236	15.341901	15.62%	965
2003	10.077419	13.269236	31.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.288412	2.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2012*	10.000000	9.726928	-2.73%	0
Invesco - Invesco V.I. Comstock Fund: Series I - Q/NQ
2012	11.198104	13.304919	18.81%	0
2011	11.448106	11.198104	-2.18%	0
2010	9.905680	11.448106	15.57%	0
2009	7.718840	9.905680	28.33%	0
2008	12.040977	7.718840	-35.90%	0
2007	12.335520	12.040977	-2.39%	0
2006	10.645542	12.335520	15.87%	0
2005*	10.000000	10.645542	6.46%	0
Invesco - Invesco V.I. Growth and Income Fund: Series I - Q/NQ
2012	17.805967	20.340070	14.23%	13,919
2011	18.234702	17.805967	-2.35%	68,294
2010	16.263797	18.234702	12.12%	10,055
2009	13.123225	16.263797	23.93%	25,580
2008	19.376671	13.123225	-32.27%	25,972
2007	18.915495	19.376671	2.44%	60,400
2006	16.330519	18.915495	15.83%	56,281
2005	14.899767	16.330519	9.60%	55,880
2004	13.072520	14.899767	13.98%	36,550
2003	10.246417	13.072520	27.58%	4,830
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	10.022508	0.23%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2012*	10.000000	9.804266	-1.96%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ
2012	10.437531	11.846019	13.49%	1,579
2011	10.550722	10.437531	-1.07%	942
2010	8.237038	10.550722	28.09%	0
2009	6.815138	8.237038	20.86%	0
2008	9.956517	6.815138	-31.55%	0
2007*	10.000000	9.956517	-0.43%	0
Invesco - Invesco V.I. Value Opportunities Fund: Series I - Q/NQ
2012	13.314300	15.616418	17.29%	0
2011	13.781254	13.314300	-3.39%	0
2010	12.882616	13.781254	6.98%	0
2009	8.734903	12.882616	47.48%	0
2008	18.173665	8.734903	-51.94%	0
2007	17.960539	18.173665	1.19%	0
2006	15.921189	17.960539	12.81%	0
2005	15.110197	15.921189	5.37%	0
2004	13.652060	15.110197	10.68%	0
2003	10.252469	13.652060	33.16%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.954357	14.196718	18.76%	10,079
2011	12.927791	11.954357	-7.53%	9,237
2010	11.937606	12.927791	8.29%	120,072
2009*	10.000000	11.937606	19.38%	137,565
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.884453	8.84%	596
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.132544	1.33%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.980764	20.314155	12.98%	8,271
2011	17.802606	17.980764	1.00%	7,824
2010	16.523515	17.802606	7.74%	5,980
2009	13.203774	16.523515	25.14%	0
2008	15.785224	13.203774	-16.35%	0
2007	14.363360	15.785224	9.90%	0
2006	13.054117	14.363360	10.03%	0
2005	12.167724	13.054117	7.28%	0
2004	11.275378	12.167724	7.91%	442
2003	9.949695	11.275378	13.32%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.867260	22.052387	23.42%	5,866
2011	19.267340	17.867260	-7.27%	2,221
2010	18.158485	19.267340	6.11%	3,380
2009	12.479712	18.158485	45.50%	8,516
2008	22.487757	12.479712	-44.50%	7,619
2007	16.516432	22.487757	36.15%	49,984
2006	15.189544	16.516432	8.74%	81,727
2005	13.542353	15.189544	12.16%	75,739
2004	11.520024	13.542353	17.55%	0
2003	9.615030	11.520024	19.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.866445	31.428953	12.78%	5,207
2011	41.328936	27.866445	-32.57%	0
2010	33.174803	41.328936	24.58%	0
2009	18.591072	33.174803	78.44%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ
2012	10.820667	12.877524	19.01%	0
2011	10.710061	10.820667	1.03%	0
2010	8.585593	10.710061	24.74%	0
2009	6.034521	8.585593	42.27%	5,503
2008	10.213539	6.034521	-40.92%	5,315
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ
2012	15.181856	16.957296	11.69%	0
2011	16.221375	15.181856	-6.41%	0
2010	13.864263	16.221375	17.00%	0
2009	11.701529	13.864263	18.48%	0
2008	18.469350	11.701529	-36.64%	1,383
2007	17.918557	18.469350	3.07%	5,447
2006	15.332877	17.918557	16.86%	4,995
2005	14.902745	15.332877	2.89%	5,091
2004	13.275404	14.902745	12.26%	4,797
2003	10.168518	13.275404	30.55%	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio: Class VC - Q/NQ
2012	17.738891	20.247738	14.14%	0
2011	18.545038	17.738891	-4.35%	0
2010	14.837050	18.545038	24.99%	0
2009	11.759398	14.837050	26.17%	1,645
2008	19.458908	11.759398	-39.57%	1,645
2007	19.414895	19.458908	0.23%	22,764
2006	17.359667	19.414895	11.84%	28,973
2005	16.097066	17.359667	7.84%	27,011
2004	13.022653	16.097066	23.61%	16,158
2003	10.475239	13.022653	24.32%	2,201

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.308262	17.799458	16.27%	0
2011	15.305301	15.308262	0.02%	0
2010	13.694935	15.305301	11.76%	0
2009	9.880307	13.694935	38.61%	0
2008	15.733021	9.880307	-37.20%	0
2007	14.220785	15.733021	10.63%	0
2006	13.299160	14.220785	6.93%	0
2005	12.804559	13.299160	3.86%	0
2004	11.790186	12.804559	8.60%	0
2003	9.650239	11.790186	22.18%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.293547	2.94%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.741209	20.486804	15.48%	14,628
2011	17.886810	17.741209	-0.81%	16,175
2010	16.139401	17.886810	10.83%	21,392
2009	13.226565	16.139401	22.02%	51,551
2008	19.734559	13.226565	-32.98%	61,327
2007	18.406549	19.734559	7.21%	72,455
2006	15.327978	18.406549	20.08%	32,959
2005	14.447412	15.327978	6.09%	28,263
2004	12.626317	14.447412	14.42%	18,365
2003	10.160409	12.626317	24.27%	2,567
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.586157	9.938102	15.75%	0
2011*	10.000000	8.586157	-14.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.338141	10.334633	10.67%	0
2011*	10.000000	9.338141	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.009570	10.202797	13.24%	0
2011*	10.000000	9.009570	-9.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.823640	10.523250	7.12%	0
2011*	10.000000	9.823640	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.167987	10.265924	11.98%	8,421
2011*	10.000000	9.167987	-8.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835988	10.089265	14.18%	0
2011*	10.000000	8.835988	-11.64%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.511505	10.430107	9.66%	0
2011*	10.000000	9.511505	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.793377	10.156036	15.50%	0
2011*	10.000000	8.793377	-12.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	9.555928	10.416187	9.00%	0
2011*	10.000000	9.555928	-4.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	9.230065	10.324395	11.86%	0
2011*	10.000000	9.230065	-7.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.983577	10.463456	4.81%	0
2011*	10.000000	9.983577	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.388889	10.367512	10.42%	0
2011*	10.000000	9.388889	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.046323	10.255012	13.36%	0
2011*	10.000000	9.046323	-9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.729800	10.475185	7.66%	0
2011*	10.000000	9.729800	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.276402	9.527370	15.11%	0
2011*	10.000000	8.276402	-17.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.645016	8.909225	16.54%	0
2011*	10.000000	7.645016	-23.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.834382	10.224255	15.73%	0
2011*	10.000000	8.834382	-11.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.666427	10.155230	17.18%	0
2011*	10.000000	8.666427	-13.34%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.791737	10.043889	14.24%	0
2011*	10.000000	8.791737	-12.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.930557	10.353873	15.94%	0
2011*	10.000000	8.930557	-10.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.485902	9.563283	12.70%	0
2011*	10.000000	8.485902	-15.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.761422	10.503415	19.88%	0
2011*	10.000000	8.761422	-12.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	8.684160	9.971368	14.82%	0
2011*	10.000000	8.684160	-13.16%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	11.272494	13.308669	18.06%	7,297
2011	12.903174	11.272494	-12.64%	7,208
2010	10.612244	12.903174	21.59%	9,418
2009	7.917187	10.612244	34.04%	28,093
2008	14.832994	7.917187	-46.62%	40,001
2007	14.421955	14.832994	2.85%	59,403
2006	11.723008	14.421955	23.02%	57,411
2005*	10.000000	11.723008	17.23%	22,110
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value: S Class - Q/NQ
2012	12.094880	13.905411	14.97%	0
2011	13.009121	12.094880	-7.03%	0
2010	10.361899	13.009121	25.55%	0
2009	7.114505	10.361899	45.64%	0
2008	13.208351	7.114505	-46.14%	0
2007	12.862193	13.208351	2.69%	0
2006	11.634929	12.862193	10.55%	0
2005*	10.000000	11.634929	16.35%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ
2012	21.852733	24.479301	12.02%	13,089
2011	21.825847	21.852733	0.12%	13,017
2010	16.965967	21.825847	28.64%	6,972
2009	12.937501	16.965967	31.14%	9,419
2008	22.925536	12.937501	-43.57%	12,809

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	11.563542	12.053664	4.24%	8,409
2011	11.570619	11.563542	-0.06%	19,128
2010	11.028410	11.570619	4.92%	16,979
2009	9.765714	11.028410	12.93%	0
2008	11.320169	9.765714	-13.73%	0
2007	10.842798	11.320169	4.40%	0
2006	10.442033	10.842798	3.84%	0
2005	10.329527	10.442033	1.09%	0
2004	10.285675	10.329527	0.43%	0
2003	10.077504	10.285675	2.07%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.388906	14.518846	8.44%	1,278
2011	13.579832	13.388906	-1.41%	1,508
2010	11.393265	13.579832	19.19%	1,617
2009	9.313949	11.393265	22.32%	6,545
2008	15.442240	9.313949	-39.69%	0
2007	15.417355	15.442240	0.16%	26,029
2006	14.699297	15.417355	4.88%	28,112
2005	14.335474	14.699297	2.54%	25,055
2004	12.858650	14.335474	11.49%	16,432
2003	10.317820	12.858650	24.63%	2,078
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	14.686209	16.700910	13.72%	0
2011	14.909029	14.686209	-1.49%	0
2010	13.673740	14.909029	9.03%	0
2009	9.494860	13.673740	44.01%	0
2008	17.488756	9.494860	-45.71%	0
2007	15.375071	17.488756	13.75%	72,581
2006	14.292874	15.375071	7.57%	99,772
2005	13.647140	14.292874	4.73%	94,533
2004	12.806776	13.647140	6.56%	62,054
2003	9.814720	12.806776	30.49%	9,437
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	13.104621	15.830499	20.80%	7,616
2011	14.335870	13.104621	-8.59%	0
2010	12.404666	14.335870	15.57%	0
2009	8.910872	12.404666	39.21%	0
2008	14.951963	8.910872	-40.40%	0
2007	14.110485	14.951963	5.96%	4,115
2006	12.031707	14.110485	17.28%	3,486
2005*	10.000000	12.031707	20.32%	212

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	20.954936	25.321819	20.84%	0
2011	22.929164	20.954936	-8.61%	0
2010	19.841971	22.929164	15.56%	0
2009	14.245815	19.841971	39.28%	0
2008	23.901432	14.245815	-40.40%	0
2007	22.560220	23.901432	5.95%	0
2006	19.236049	22.560220	17.28%	0
2005	16.887278	19.236049	13.91%	1,241
2004	14.221331	16.887278	18.75%	1,241
2003	9.978474	14.221331	42.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.173102	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	15.669487	18.248853	16.46%	0
2011	15.726676	15.669487	-0.36%	0
2010	13.592494	15.726676	15.70%	0
2009	10.632698	13.592494	27.84%	0
2008	17.341155	10.632698	-38.69%	0
2007	16.665135	17.341155	4.06%	0
2006	14.539037	16.665135	14.62%	275
2005	13.767245	14.539037	5.61%	69
2004	12.621697	13.767245	9.08%	0
2003	9.995389	12.621697	26.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	21.415508	25.178876	17.57%	3,694
2011	21.976742	21.415508	-2.55%	480
2010	17.871029	21.976742	22.97%	705
2009	13.071653	17.871029	36.72%	1,022
2008	21.099160	13.071653	-38.05%	43,666
2007	21.432909	21.099160	-1.56%	49,188
2006	18.702976	21.432909	14.60%	48,203
2005	17.074634	18.702976	9.54%	46,903
2004	14.348203	17.074634	19.00%	31,171
2003	9.973964	14.348203	43.86%	4,903
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.692536	6.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.882658	13.509162	4.86%	2,085
2011	11.924215	12.882658	8.04%	2,085
2010	10.940706	11.924215	8.99%	5,900
2009*	10.000000	10.940706	9.41%	2,085

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ
2012	20.961609	23.879106	13.92%	58,819
2011	20.355708	20.961609	2.98%	117,582
2010	17.840418	20.355708	14.10%	121,878
2009	12.769516	17.840418	39.71%	18,314
2008	16.756335	12.769516	-23.79%	23,532
2007	16.243890	16.756335	3.15%	38,153
2006	14.944805	16.243890	8.69%	48,038
2005	14.404758	14.944805	3.75%	46,230
2004	13.197995	14.404758	9.14%	26,527
2003	10.781107	13.197995	22.42%	3,171
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ
2012	13.825367	14.583718	5.49%	25,254
2011	13.721702	13.825367	0.76%	132,404
2010	13.078003	13.721702	4.92%	245,162
2009	11.581528	13.078003	12.92%	314,045
2008	11.674863	11.581528	-0.80%	91,933
2007	10.911417	11.674863	7.00%	93,644
2006	10.532365	10.911417	3.60%	108,802
2005	10.464242	10.532365	0.65%	100,295
2004	10.311320	10.464242	1.48%	94,928
2003	10.110463	10.311320	1.99%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	16.980786	18.545696	9.22%	61,601
2011	16.447385	16.980786	3.24%	140,525
2010	15.266522	16.447385	7.73%	150,977
2009	13.435376	15.266522	13.63%	186,609
2008	12.871335	13.435376	4.38%	160,356
2007	11.878272	12.871335	8.36%	203,705
2006	11.478336	11.878272	3.48%	202,208
2005	11.245698	11.478336	2.07%	166,779
2004	10.759934	11.245698	4.51%	51,409
2003	10.279374	10.759934	4.67%	12,595
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	13.322151	15.815946	18.72%	0
2011	14.019505	13.322151	-4.97%	0
2010	12.300257	14.019505	13.98%	0
2009	9.508713	12.300257	29.36%	0
2008	15.565389	9.508713	-38.91%	0
2007	16.624218	15.565389	-6.37%	0
2006	14.392511	16.624218	15.51%	0
2005	13.725356	14.392511	4.86%	0
2004	12.396175	13.725356	10.72%	0
2003*	10.000000	12.396175	23.96%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	14.302793	17.376226	21.49%	0
2011	17.278821	14.302793	-17.22%	0
2010	15.759527	17.278821	9.64%	0
2009	12.689037	15.759527	24.20%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2012	18.397786	21.539230	17.08%	626
2011	19.378108	18.397786	-5.06%	202
2010	15.435496	19.378108	25.54%	202
2009	11.776310	15.435496	31.07%	202
2008	19.488585	11.776310	-39.57%	202
2007	22.407390	19.488585	-13.03%	404
2006	19.170415	22.407390	16.89%	0
2005	17.973772	19.170415	6.66%	0
2004	14.290678	17.973772	25.77%	0
2003*	10.000000	14.290678	42.91%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	14.545337	16.556574	13.83%	0
2011	17.767510	14.545337	-18.14%	0
2010	14.760121	17.767510	20.38%	0
2009	9.037439	14.760121	63.32%	0
2008	14.402776	9.037439	-37.25%	0
2007	13.697479	14.402776	5.15%	0
2006	13.036823	13.697479	5.07%	0
2005	12.377871	13.036823	5.32%	0
2004	11.826178	12.377871	4.67%	0
2003*	10.000000	11.826178	18.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ
2012	12.997596	15.271089	17.49%	23,628
2011	12.867988	12.997596	1.01%	23,883
2010	11.132023	12.867988	15.59%	10,000
2009	7.878567	11.132023	41.30%	48,984
2008	13.786023	7.878567	-42.85%	99,640
2007	12.298708	13.786023	12.09%	23,136
2006	11.288696	12.298708	8.95%	0
2005*	10.000000	11.288696	12.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ
2012	11.516514	13.418175	16.51%	4,185
2011	11.675897	11.516514	-1.37%	2,849
2010	10.211535	11.675897	14.34%	776
2009	8.181457	10.211535	24.81%	776
2008	12.881805	8.181457	-36.49%	776
2007	12.547144	12.881805	2.67%	7,451
2006	10.612189	12.547144	18.23%	5,209
2005*	10.000000	10.612189	6.12%	0

No Additional Contract Options Elected Total - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	24.656801	28.983392	17.55%	0
2011	23.117377	24.656801	6.66%	0
2010	21.138670	23.117377	9.36%	0
2009	16.291438	21.138670	29.75%	0
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ
2012	27.657125	31.924411	15.43%	2,740
2011	26.202995	27.657125	5.55%	2,380
2010	20.232977	26.202995	29.51%	2,403
2009	15.818694	20.232977	27.91%	15,971
2008	25.560060	15.818694	-38.11%	22,857
2007	30.930381	25.560060	-17.36%	30,254
2006	22.484486	30.930381	37.56%	25,690
2005	19.276319	22.484486	16.64%	29,784
2004	14.182349	19.276319	35.92%	21,244
2003	10.349787	14.182349	37.03%	3,766
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	11.663223	12.537156	7.49%	659
2011	12.267994	11.663223	-4.93%	3,916
2010	9.711183	12.267994	26.33%	1,595
2009	6.384314	9.711183	52.11%	0
2008*	10.000000	6.384314	-36.16%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ
2012	15.974910	18.671018	16.88%	1,588
2011	15.108666	15.974910	5.73%	0
2010	13.433434	15.108666	12.47%	0
2009	11.179664	13.433434	20.16%	0
2008	18.926544	11.179664	-40.93%	0
2007	18.105107	18.926544	4.54%	0
2006	15.521779	18.105107	16.64%	0
2005	14.883081	15.521779	4.29%	0
2004	13.426429	14.883081	10.85%	0
2003	10.188930	13.426429	31.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ
2012	15.916380	18.128880	13.90%	0
2011	19.819925	15.916380	-19.70%	0
2010	19.054388	19.819925	4.02%	0
2009	14.226091	19.054388	33.94%	0
2008	30.555710	14.226091	-53.44%	0
2007	29.030074	30.555710	5.26%	0
2006	21.553132	29.030074	34.69%	0
2005	18.557056	21.553132	16.15%	0
2004	14.904425	18.557056	24.51%	0
2003	10.381369	14.904425	43.57%	1,884
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ
2012	27.626581	33.295287	20.52%	148
2011	25.477355	27.626581	8.44%	0
2010	20.276739	25.477355	25.65%	0
2009	15.749277	20.276739	28.75%	0
2008	24.622836	15.749277	-36.04%	0
2007	28.968806	24.622836	-15.00%	0
2006	21.540537	28.968806	34.49%	0
2005	19.395907	21.540537	11.06%	0
2004	14.379904	19.395907	34.88%	0
2003	10.380218	14.379904	38.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ
2012	22.700781	26.808032	18.09%	0
2011	24.916696	22.700781	-8.89%	0
2010	19.742197	24.916696	26.21%	0
2009	13.895992	19.742197	42.07%	0
2008	21.689078	13.895992	-35.93%	0
2007	21.444194	21.689078	1.14%	0
2006	18.844982	21.444194	13.79%	0
2005	17.723566	18.844982	6.33%	0
2004	14.938131	17.723566	18.65%	0
2003	10.633197	14.938131	40.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.205580	2.06%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	15.305125	16.344926	6.79%	5,858
2011	13.772063	15.305125	11.13%	16,732
2010	13.173834	13.772063	4.54%	4,836
2009	12.018975	13.173834	9.61%	14,168
2008	12.280542	12.018975	-2.13%	14,721
2007	11.278068	12.280542	8.89%	47,048
2006	11.163077	11.278068	1.03%	44,135
2005	11.051937	11.163077	1.01%	71,207
2004	10.502769	11.051937	5.23%	25,308
2003*	10.000000	10.502769	5.03%	7,800
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	15.683608	17.896836	14.11%	0
2011	15.294222	15.683608	2.55%	0
2010	13.472838	15.294222	13.52%	0
2009	11.471382	13.472838	17.45%	0
2008	17.633782	11.471382	-34.95%	0
2007	17.743774	17.633782	-0.62%	0
2006	15.237890	17.743774	16.45%	0
2005	14.643794	15.237890	4.06%	0
2004	13.031640	14.643794	12.37%	0
2003	10.130175	13.031640	28.64%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	16.601439	20.003662	20.49%	0
2011	18.978427	16.601439	-12.52%	0
2010	16.844299	18.978427	12.67%	0
2009	12.662114	16.844299	33.03%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ
2012	7.468040	8.998511	20.49%	1,875
2011	8.537315	7.468040	-12.52%	2,866
2010	7.577292	8.537315	12.67%	3,585
2009	5.695982	7.577292	33.03%	11,516
2008*	10.000000	5.695982	-43.04%	16,357
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	14.932580	17.275005	15.69%	4,292
2011	15.119849	14.932580	-1.24%	6,181
2010	12.748848	15.119849	18.60%	10,376
2009	9.865236	12.748848	29.23%	17,296
2008	13.112370	9.865236	-24.76%	16,381
2007	13.496410	13.112370	-2.85%	0
2006	11.280894	13.496410	19.64%	0
2005*	10.000000	11.280894	12.81%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2012	14.191739	16.078715	13.30%	0
2011	14.119512	14.191739	0.51%	0
2010	12.230379	14.119512	15.45%	0
2009	9.144893	12.230379	33.74%	0
2008	15.713626	9.144893	-41.80%	0
2007	13.056923	15.713626	20.35%	0
2006	13.573566	13.056923	-3.81%	0
2005	13.359127	13.573566	1.61%	0
2004	12.137291	13.359127	10.07%	0
2003	9.771441	12.137291	24.21%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	17.201858	19.600483	13.94%	0
2011	17.123076	17.201858	0.46%	0
2010	15.180146	17.123076	12.80%	0
2009	12.734570	15.180146	19.20%	0
2008	17.487569	12.734570	-27.18%	0
2007	18.537296	17.487569	-5.66%	279
2006	15.709269	18.537296	18.00%	281
2005	15.038899	15.709269	4.46%	285
2004	13.226309	15.038899	13.70%	314
2003	10.312928	13.226309	28.25%	0
American Century Variable Portfolios, Inc. - American Century VP Vista(SM) Fund: Class I - Q/NQ
2012	12.087309	13.897660	14.98%	0
2011	13.195826	12.087309	-8.40%	0
2010	10.710768	13.195826	23.20%	0
2009	8.794007	10.710768	21.80%	0
2008	17.211443	8.794007	-48.91%	0
2007	12.382398	17.211443	39.00%	0
2006	11.421824	12.382398	8.41%	0
2005*	10.000000	11.421824	14.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.692101	13.880147	9.36%	0
2011	13.244249	12.692101	-4.17%	0
2010	12.133171	13.244249	9.16%	0
2009*	10.000000	12.133171	21.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.665526	24.937780	15.10%	1,258
2011	21.663174	21.665526	0.01%	1,103
2010	17.311840	21.663174	25.14%	1,166
2009	13.923072	17.311840	24.34%	9,201
2008	20.264662	13.923072	-31.29%	0
2007	20.511614	20.264662	-1.20%	0
2006	18.026899	20.511614	13.78%	0
2005	16.903706	18.026899	6.64%	0
2004	13.945294	16.903706	21.21%	0
2003	10.177389	13.945294	37.02%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	15.946739	18.354635	15.10%	0
2011	15.739235	15.946739	1.32%	0
2010	13.781365	15.739235	14.21%	0
2009	10.968975	13.781365	25.64%	0
2008	17.546837	10.968975	-37.49%	0
2007	16.763442	17.546837	4.67%	0
2006	14.594127	16.763442	14.86%	0
2005	14.017014	14.594127	4.12%	0
2004	12.739030	14.017014	10.03%	0
2003	9.979035	12.739030	27.66%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	16.965899	18.632182	9.82%	2,243
2011	15.649239	16.965899	8.41%	1,902
2010	13.645632	15.649239	14.68%	2,464
2009	11.195525	13.645632	21.88%	13,910
2008	15.979650	11.195525	-29.94%	19,886
2007	14.998712	15.979650	6.54%	16,885
2006	12.947987	14.998712	15.84%	25,301
2005	12.473333	12.947987	3.81%	36,112
2004	11.939829	12.473333	4.47%	14,695
2003	9.908309	11.939829	20.50%	4,671
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2012	12.301130	14.748935	19.90%	0
2011	14.356802	12.301130	-14.32%	0
2010	11.007413	14.356802	30.43%	0
2009	8.781737	11.007413	25.34%	0
2008	14.149533	8.781737	-37.94%	0
2007	15.997430	14.149533	-11.55%	0
2006	15.501233	15.997430	3.20%	0
2005	14.732171	15.501233	5.22%	0
2004	13.304802	14.732171	10.73%	0
2003	10.158966	13.304802	30.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.514888	15.838231	9.12%	0
2011	14.270667	14.514888	1.71%	0
2010	13.224902	14.270667	7.91%	0
2009	11.041700	13.224902	19.77%	0
2008	11.975531	11.041700	-7.80%	0
2007	11.426948	11.975531	4.80%	0
2006	11.031699	11.426948	3.58%	0
2005	10.950463	11.031699	0.74%	0
2004	10.626355	10.950463	3.05%	0
2003	10.210747	10.626355	4.07%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.242254	22.256935	15.67%	297
2011	19.872460	19.242254	-3.17%	4,542
2010	17.063113	19.872460	16.46%	5,037
2009	12.646949	17.063113	34.92%	297
2008	22.160271	12.646949	-42.93%	297
2007	18.963386	22.160271	16.86%	297
2006	17.087619	18.963386	10.98%	0
2005	14.704520	17.087619	16.21%	0
2004	12.819408	14.704520	14.71%	0
2003	10.042851	12.819408	27.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	15.762167	18.369487	16.54%	315
2011	15.714187	15.762167	0.31%	315
2010	13.729564	15.714187	14.46%	315
2009	10.617037	13.729564	29.32%	315
2008	18.632847	10.617037	-43.02%	315
2007	18.474554	18.632847	0.86%	777
2006	15.470105	18.474554	19.42%	466
2005	14.708559	15.470105	5.18%	473
2004	13.278490	14.708559	10.77%	476
2003	10.253338	13.278490	29.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	15.350142	17.485919	13.91%	0
2011	15.413099	15.350142	-0.41%	0
2010	12.492963	15.413099	23.37%	0
2009	9.802779	12.492963	27.44%	0
2008	18.680590	9.802779	-47.52%	0
2007	14.806036	18.680590	26.17%	0
2006	13.948674	14.806036	6.15%	0
2005	13.272652	13.948674	5.09%	995
2004	12.924251	13.272652	2.70%	13,910
2003	9.787269	12.924251	32.05%	4,285
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	15.225670	16.015246	5.19%	0
2011	14.280284	15.225670	6.62%	7,293
2010	13.335214	14.280284	7.09%	0
2009	11.592083	13.335214	15.04%	0
2008	12.059608	11.592083	-3.88%	0
2007	11.636606	12.059608	3.64%	451
2006	11.218405	11.636606	3.73%	454
2005	11.050408	11.218405	1.52%	460
2004	10.651485	11.050408	3.75%	464
2003	10.194254	10.651485	4.49%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	14.798123	16.887303	14.12%	0
2011	16.665815	14.798123	-11.21%	2,594
2010	13.020656	16.665815	28.00%	0
2009	9.350914	13.020656	39.24%	0
2008	15.543730	9.350914	-39.84%	0
2007	13.534143	15.543730	14.85%	0
2006	12.086989	13.534143	11.97%	0
2005*	10.000000	12.086989	20.87%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ
2012	11.293219	11.232058	-0.54%	2,944
2011	11.354367	11.293219	-0.54%	10,597
2010	11.408817	11.354367	-0.48%	9,795
2009	11.417754	11.408817	-0.08%	1,175
2008	11.171277	11.417754	2.21%	1,675
2007	10.706656	11.171277	4.34%	7,230
2006	10.289330	10.706656	4.06%	8,247
2005	10.065854	10.289330	2.22%	36,777
2004	10.026241	10.065854	0.40%	18,534
2003	10.006974	10.026241	0.19%	2,233
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	17.043387	20.431041	19.88%	0
2011	20.704323	17.043387	-17.68%	0
2010	18.424993	20.704323	12.37%	0
2009	14.652896	18.424993	25.74%	0
2008	26.247434	14.652896	-44.17%	0
2007	22.518656	26.247434	16.56%	0
2006	19.197498	22.518656	17.30%	0
2005	16.225218	19.197498	18.32%	0
2004	14.375955	16.225218	12.86%	11,594
2003	10.094253	14.375955	42.42%	4,785
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.052739	13.263774	20.00%	2,034
2011	13.438953	11.052739	-17.76%	3,246
2010	11.957625	13.438953	12.39%	4,162
2009	9.505635	11.957625	25.80%	8,283
2008	17.031179	9.505635	-44.19%	13,037
2007	14.609381	17.031179	16.58%	16,213
2006	12.454435	14.609381	17.30%	19,111
2005*	10.000000	12.454435	25.54%	32,542

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.652316	25.492381	17.74%	145
2011	22.622444	21.652316	-4.29%	501
2010	17.740714	22.622444	27.52%	741
2009	13.811753	17.740714	28.45%	935
2008	20.733811	13.811753	-33.39%	0
2007	21.357333	20.733811	-2.92%	233
2006	18.357779	21.357333	16.34%	235
2005	16.971240	18.357779	8.17%	238
2004	13.790406	16.971240	23.07%	240
2003	10.495129	13.790406	31.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ
2012	14.210127	14.398428	1.33%	0
2011	13.520524	14.210127	5.10%	0
2010	12.913052	13.520524	4.70%	5,621
2009	12.594697	12.913052	2.53%	0
2008	11.771067	12.594697	7.00%	0
2007	11.102923	11.771067	6.02%	0
2006	10.733038	11.102923	3.45%	0
2005	10.538914	10.733038	1.84%	0
2004	10.241288	10.538914	2.91%	0
2003	10.074907	10.241288	1.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ
2012	31.608920	35.572122	12.54%	0
2011	37.772824	31.608920	-16.32%	0
2010	32.301273	37.772824	16.94%	0
2009	18.818970	32.301273	71.64%	0
2008	40.011295	18.818970	-52.97%	0
2007	31.240971	40.011295	28.07%	86
2006	24.524512	31.240971	27.39%	86
2005	19.352058	24.524512	26.73%	88
2004	15.603288	19.352058	24.03%	1,345
2003	10.255143	15.603288	52.15%	835
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	16.446706	18.507983	12.53%	972
2011	19.654567	16.446706	-16.32%	1,019
2010	16.817920	19.654567	16.87%	1,063
2009	9.795850	16.817920	71.68%	5,457
2008	20.812198	9.795850	-52.93%	8,681
2007	16.261356	20.812198	27.99%	6,388
2006	12.757608	16.261356	27.46%	7,990
2005*	10.000000	12.757608	27.58%	8,190

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.396898	21.631274	17.58%	0
2011	20.699721	18.396898	-11.12%	0
2010	19.200097	20.699721	7.81%	0
2009	14.087826	19.200097	36.29%	0
2008	23.759356	14.087826	-40.71%	0
2007	20.692934	23.759356	14.82%	0
2006	17.132893	20.692934	20.78%	0
2005	15.637275	17.132893	9.56%	0
2004	13.265795	15.637275	17.88%	9,582
2003	10.089147	13.265795	31.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.082403	14.215089	17.65%	1,726
2011	13.601545	12.082403	-11.17%	1,764
2010	12.616141	13.601545	7.81%	1,996
2009	9.246485	12.616141	36.44%	6,700
2008	15.598069	9.246485	-40.72%	9,571
2007	13.586258	15.598069	14.81%	8,253
2006	11.247378	13.586258	20.79%	10,656
2005*	10.000000	11.247378	12.47%	29,478
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	17.062826	19.524447	14.43%	1,745
2011	17.300572	17.062826	-1.37%	0
2010	15.209270	17.300572	13.75%	0
2009	12.885555	15.209270	18.03%	0
2008	12.199637	12.885555	5.62%	0
2007	11.048537	12.199637	10.42%	2,085
2006	9.845093	11.048537	12.22%	0
2005*	10.000000	9.845093	-1.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ
2012	15.069053	18.143042	20.40%	0
2011	16.288342	15.069053	-7.49%	0
2010	15.250758	16.288342	6.80%	0
2009	11.696974	15.250758	30.38%	0
2008	20.392444	11.696974	-42.64%	0
2007	20.035569	20.392444	1.78%	352
2006	16.539178	20.035569	21.14%	354
2005	15.276401	16.539178	8.27%	359
2004	13.239131	15.276401	15.39%	362
2003	10.074753	13.239131	31.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.274642	2.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2012*	10.000000	9.713699	-2.86%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series I - Q/NQ
2012	11.049162	13.101555	18.58%	0
2011	11.318508	11.049162	-2.38%	0
2010	9.813212	11.318508	15.34%	0
2009	7.662155	9.813212	28.07%	0
2008	11.976660	7.662155	-36.02%	0
2007	12.294452	11.976660	-2.58%	0
2006	10.631382	12.294452	15.64%	0
2005*	10.000000	10.631382	6.31%	0
Invesco - Invesco V.I. Growth and Income Fund: Series I - Q/NQ
2012	17.482377	19.930259	14.00%	1,293
2011	17.939272	17.482377	-2.55%	2,103
2010	16.032441	17.939272	11.89%	2,605
2009	12.962555	16.032441	23.68%	10,671
2008	19.178035	12.962555	-32.41%	10,792
2007	18.759447	19.178035	2.23%	19,118
2006	16.228257	18.759447	15.60%	15,869
2005	14.836150	16.228257	9.38%	22,933
2004	13.042874	14.836150	13.75%	10,090
2003	10.243714	13.042874	27.33%	3,039
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	10.009095	0.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2012*	10.000000	9.790930	-2.09%	0
Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ
2012	10.340039	11.711764	13.27%	0
2011	10.473157	10.340039	-1.27%	0
2010	8.192900	10.473157	27.83%	0
2009	6.792259	8.192900	20.62%	0
2008	9.943089	6.792259	-31.69%	0
2007*	10.000000	9.943089	-0.57%	0
Invesco - Invesco V.I. Value Opportunities Fund: Series I - Q/NQ
2012	13.072270	15.301699	17.05%	0
2011	13.557902	13.072270	-3.58%	0
2010	12.699298	13.557902	6.76%	0
2009	8.627917	12.699298	47.19%	0
2008	17.987349	8.627917	-52.03%	0
2007	17.812351	17.987349	0.98%	0
2006	15.821494	17.812351	12.58%	0
2005	15.045693	15.821494	5.16%	0
2004	13.621110	15.045693	10.46%	0
2003	10.249768	13.621110	32.89%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.890523	14.092518	18.52%	177
2011	12.884574	11.890523	-7.72%	0
2010	11.921610	12.884574	8.08%	0
2009*	10.000000	11.921610	19.22%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.869898	8.70%	1,047
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.118983	1.19%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.654034	19.904899	12.75%	813
2011	17.514187	17.654034	0.80%	813
2010	16.288487	17.514187	7.52%	813
2009	13.042131	16.288487	24.89%	813
2008	15.623368	13.042131	-16.52%	813
2007	14.244817	15.623368	9.68%	813
2006	12.972344	14.244817	9.81%	0
2005	12.115746	12.972344	7.07%	0
2004	11.249789	12.115746	7.70%	0
2003	9.947064	11.249789	13.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.542545	21.608083	23.18%	83
2011	18.955161	17.542545	-7.45%	257
2010	17.900170	18.955161	5.89%	261
2009	12.326914	17.900170	45.21%	2,934
2008	22.257234	12.326914	-44.62%	2,327
2007	16.380152	22.257234	35.88%	16,730
2006	15.094433	16.380152	8.52%	23,163
2005	13.484525	15.094433	11.94%	27,946
2004	11.493880	13.484525	17.32%	0
2003	9.612485	11.493880	19.57%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.360000	30.795670	12.56%	118
2011	40.659418	27.360000	-32.71%	0
2010	32.702905	40.659418	24.33%	0
2009	18.363457	32.702905	78.09%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ
2012	10.719438	12.731404	18.77%	0
2011	10.631161	10.719438	0.83%	0
2010	8.539456	10.631161	24.49%	0
2009	6.014155	8.539456	41.99%	0
2008	10.199600	6.014155	-41.04%	0
2007	12.486214	13.737617	10.02%	0
2006	11.205246	12.486214	11.43%	0
2005*	10.000000	11.205246	12.05%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ
2012	14.905904	16.615573	11.47%	0
2011	15.958508	14.905904	-6.60%	0
2010	13.666998	15.958508	16.77%	0
2009	11.558253	13.666998	18.24%	0
2008	18.280018	11.558253	-36.77%	0
2007	17.770733	18.280018	2.87%	498
2006	15.236860	17.770733	16.63%	501
2005	14.839110	15.236860	2.68%	508
2004	13.245298	14.839110	12.03%	512
2003	10.165829	13.245298	30.29%	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC - Q/NQ
2012	17.416503	19.839758	13.91%	0
2011	18.244558	17.416503	-4.54%	0
2010	14.625965	18.244558	24.74%	0
2009	11.615434	14.625965	25.92%	0
2008	19.259425	11.615434	-39.69%	0
2007	19.254720	19.259425	0.02%	6,796
2006	17.250985	19.254720	11.62%	7,814
2005	16.028359	17.250985	7.63%	6,591
2004	12.993126	16.028359	23.36%	2,143
2003	10.472477	12.993126	24.07%	1,081
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.030063	17.440833	16.04%	0
2011	15.057325	15.030063	-0.18%	0
2010	13.500119	15.057325	11.53%	0
2009	9.759324	13.500119	38.33%	0
2008	15.571718	9.759324	-37.33%	0
2007	14.103438	15.571718	10.41%	0
2006	13.215877	14.103438	6.72%	0
2005	12.749882	13.215877	3.65%	0
2004	11.763452	12.749882	8.39%	0
2003	9.647687	11.763452	21.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.279761	2.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.418863	20.074106	15.24%	3,567
2011	17.597071	17.418863	-1.01%	18,304
2010	15.909862	17.597071	10.60%	13,688
2009	13.064676	15.909862	21.78%	21,872
2008	19.532298	13.064676	-33.11%	27,560
2007	18.254726	19.532298	7.00%	23,909
2006	15.232002	18.254726	19.84%	9,371
2005	14.385736	15.232002	5.88%	11,075
2004	12.597682	14.385736	14.19%	4,274
2003	10.157726	12.597682	24.02%	1,212

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.574709	9.904889	15.51%	0
2011*	10.000000	8.574709	-14.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.325711	10.300117	10.45%	0
2011*	10.000000	9.325711	-6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.997562	10.168704	13.02%	0
2011*	10.000000	8.997562	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.810548	10.488077	6.91%	0
2011*	10.000000	9.810548	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.155766	10.231615	11.75%	0
2011*	10.000000	9.155766	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.824214	10.055558	13.95%	0
2011*	10.000000	8.824214	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.498835	10.395261	9.44%	0
2011*	10.000000	9.498835	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.781661	10.122100	15.26%	0
2011*	10.000000	8.781661	-12.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	9.543193	10.381380	8.78%	0
2011*	10.000000	9.543193	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	9.217772	10.289904	11.63%	0
2011*	10.000000	9.217772	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.970285	10.428502	4.60%	0
2011*	10.000000	9.970285	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.376369	10.332856	10.20%	0
2011*	10.000000	9.376369	-6.24%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.034264	10.220727	13.13%	0
2011*	10.000000	9.034264	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.716837	10.440199	7.44%	0
2011*	10.000000	9.716837	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.265365	9.495514	14.88%	0
2011*	10.000000	8.265365	-17.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.634800	8.879425	16.30%	0
2011*	10.000000	7.634800	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.822603	10.190085	15.50%	0
2011*	10.000000	8.822603	-11.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.654864	10.121289	16.94%	0
2011*	10.000000	8.654864	-13.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.780018	10.010312	14.01%	0
2011*	10.000000	8.780018	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.918651	10.319276	15.70%	0
2011*	10.000000	8.918651	-10.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.474582	9.531311	12.47%	0
2011*	10.000000	8.474582	-15.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.749735	10.468307	19.64%	0
2011*	10.000000	8.749735	-12.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	8.672569	9.938016	14.59%	0
2011*	10.000000	8.672569	-13.27%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	11.122537	13.105237	17.83%	1,563
2011	12.757096	11.122537	-12.81%	2,420
2010	10.513173	12.757096	21.34%	2,931
2009	7.859052	10.513173	33.77%	12,956
2008	14.753783	7.859052	-46.73%	17,596
2007	14.373953	14.753783	2.64%	18,979
2006	11.707420	14.373953	22.78%	16,531
2005*	10.000000	11.707420	17.07%	5,279
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value: S Class - Q/NQ
2012	11.933988	13.692835	14.74%	0
2011	12.861841	11.933988	-7.21%	0
2010	10.265149	12.861841	25.30%	0
2009	7.062250	10.265149	45.35%	0
2008	13.137800	7.062250	-46.24%	0
2007	12.819369	13.137800	2.48%	0
2006	11.619456	12.819369	10.33%	0
2005*	10.000000	11.619456	16.19%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ
2012	21.455595	23.986077	11.79%	2,310
2011	21.472219	21.455595	-0.08%	1,897
2010	16.724605	21.472219	28.39%	2,241
2009	12.779088	16.724605	30.87%	4,207
2008	22.690528	12.779088	-43.68%	5,162
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	11.353397	11.810759	4.03%	0
2011	11.383150	11.353397	-0.26%	0
2010	10.871555	11.383150	4.71%	0
2009	9.646161	10.871555	12.70%	0
2008	11.204077	9.646161	-13.90%	0
2007	10.753296	11.204077	4.19%	0
2006	10.376600	10.753296	3.63%	0
2005	10.285388	10.376600	0.89%	0
2004	10.262312	10.285388	0.22%	0
2003	10.074844	10.262312	1.86%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.145603	14.226337	8.22%	236
2011	13.359825	13.145603	-1.60%	560
2010	11.231190	13.359825	18.95%	951
2009	9.199920	11.231190	22.08%	1,083
2008	15.283922	9.199920	-39.81%	0
2007	15.290155	15.283922	-0.04%	8,430
2006	14.607268	15.290155	4.67%	8,214
2005	14.274275	14.607268	2.33%	10,348
2004	12.829494	14.274275	11.26%	4,049
2003	10.315097	12.829494	24.38%	1,084

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	14.419319	16.364431	13.49%	0
2011	14.667470	14.419319	-1.69%	0
2010	13.479220	14.667470	8.82%	0
2009	9.378600	13.479220	43.72%	0
2008	17.309488	9.378600	-45.82%	0
2007	15.248218	17.309488	13.52%	25,047
2006	14.203381	15.248218	7.36%	28,819
2005	13.588886	14.203381	4.52%	35,576
2004	12.777732	13.588886	6.35%	14,861
2003	9.812128	12.777732	30.22%	5,353
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	12.930309	15.588515	20.56%	921
2011	14.173601	12.930309	-8.77%	3,028
2010	12.288888	14.173601	15.34%	0
2009	8.845457	12.288888	38.93%	0
2008	14.872130	8.845457	-40.52%	0
2007	14.063526	14.872130	5.75%	0
2006	12.015706	14.063526	17.04%	0
2005*	10.000000	12.015706	20.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	20.574157	24.811689	20.60%	0
2011	22.557717	20.574157	-8.79%	0
2010	19.559745	22.557717	15.33%	0
2009	14.071430	19.559745	39.00%	0
2008	23.656436	14.071430	-40.52%	0
2007	22.374117	23.656436	5.73%	0
2006	19.115616	22.374117	17.05%	0
2005	16.815187	19.115616	13.68%	0
2004	14.189083	16.815187	18.51%	0
2003	9.975838	14.189083	42.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.169421	1.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	15.384780	17.881260	16.23%	0
2011	15.471919	15.384780	-0.56%	0
2010	13.399156	15.471919	15.47%	0
2009	10.502542	13.399156	27.58%	0
2008	17.163400	10.502542	-38.81%	0
2007	16.527667	17.163400	3.85%	0
2006	14.448009	16.527667	14.39%	0
2005	13.708471	14.448009	5.39%	949
2004	12.593074	13.708471	8.86%	0
2003	9.992748	12.593074	26.02%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	21.026335	24.671601	17.34%	0
2011	21.620685	21.026335	-2.75%	0
2010	17.616806	21.620685	22.73%	0
2009	12.911627	17.616806	36.44%	0
2008	20.882897	12.911627	-38.17%	17,377
2007	21.256139	20.882897	-1.76%	15,111
2006	18.585923	21.256139	14.37%	13,228
2005	17.001770	18.585923	9.32%	15,825
2004	14.315677	17.001770	18.76%	6,276
2003	9.971327	14.315677	43.57%	2,086
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.678228	6.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.813843	13.409964	4.65%	489
2011	11.884312	12.813843	7.82%	0
2010	10.926021	11.884312	8.77%	0
2009*	10.000000	10.926021	9.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ
2012	20.579209	23.396302	13.69%	1,333
2011	20.024431	20.579209	2.77%	2,918
2010	17.585376	20.024431	13.87%	3,415
2009	12.612279	17.585376	39.43%	6,820
2008	16.583290	12.612279	-23.95%	11,069
2007	16.108643	16.583290	2.95%	13,704
2006	14.850098	16.108643	8.47%	14,818
2005	14.342178	14.850098	3.54%	25,547
2004	13.167084	14.342178	8.92%	11,886
2003	10.777488	13.167084	22.17%	2,390
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ
2012	13.573156	14.288859	5.27%	4,816
2011	13.498396	13.573156	0.55%	13,362
2010	12.891048	13.498396	4.71%	18,597
2009	11.438922	12.891048	12.69%	30,515
2008	11.554296	11.438922	-1.00%	43,105
2007	10.820569	11.554296	6.78%	31,914
2006	10.465623	10.820569	3.39%	31,142
2005	10.418784	10.465623	0.45%	53,656
2004	10.287172	10.418784	1.28%	40,303
2003	10.107069	10.287172	1.78%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	16.671001	18.170722	9.00%	8,591
2011	16.179724	16.671001	3.04%	5,996
2010	15.048280	16.179724	7.52%	15,653
2009	13.269943	15.048280	13.40%	34,878
2008	12.738412	13.269943	4.17%	51,482
2007	11.779377	12.738412	8.14%	70,805
2006	11.405599	11.779377	3.28%	57,807
2005	11.196845	11.405599	1.86%	85,636
2004	10.734735	11.196845	4.30%	21,884
2003	10.275924	10.734735	4.46%	7,661
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	13.092210	15.511698	18.48%	0
2011	13.805183	13.092210	-5.16%	0
2010	12.136554	13.805183	13.75%	0
2009	9.401027	12.136554	29.10%	0
2008	15.420141	9.401027	-39.03%	0
2007	16.502409	15.420141	-6.56%	0
2006	14.315699	16.502409	15.27%	0
2005	13.679479	14.315699	4.65%	0
2004	12.379573	13.679479	10.50%	0
2003*	10.000000	12.379573	23.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	14.055894	17.041929	21.24%	0
2011	17.014698	14.055894	-17.39%	0
2010	15.549794	17.014698	9.42%	0
2009	12.545362	15.549794	23.95%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2012	18.080181	21.124819	16.84%	0
2011	19.081816	18.080181	-5.25%	0
2010	15.230020	19.081816	25.29%	0
2009	11.642922	15.230020	30.81%	0
2008	19.306715	11.642922	-39.69%	0
2007	22.243209	19.306715	-13.20%	0
2006	19.068108	22.243209	16.65%	0
2005	17.913690	19.068108	6.44%	0
2004	14.271544	17.913690	25.52%	0
2003*	10.000000	14.271544	42.72%	0

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	14.294279	16.238070	13.60%	0
2011	17.495917	14.294279	-18.30%	0
2010	14.563689	17.495917	20.13%	0
2009	8.935082	14.563689	62.99%	0
2008	14.268367	8.935082	-37.38%	0
2007	13.597090	14.268367	4.94%	0
2006	12.967229	13.597090	4.86%	0
2005	12.336474	12.967229	5.11%	0
2004	11.810334	12.336474	4.45%	0
2003*	10.000000	11.810334	18.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ
2012	12.824743	15.037703	17.26%	3,859
2011	12.722328	12.824743	0.81%	3,379
2010	11.028113	12.722328	15.36%	3,493
2009	7.820721	11.028113	41.01%	22,535
2008	13.712411	7.820721	-42.97%	43,990
2007	12.257770	13.712411	11.87%	5,287
2006	11.273677	12.257770	8.73%	0
2005*	10.000000	11.273677	12.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ
2012	11.363322	13.213062	16.28%	0
2011	11.543724	11.363322	-1.56%	0
2010	10.116223	11.543724	14.11%	0
2009	8.121403	10.116223	24.56%	0
2008	12.813033	8.121403	-36.62%	0
2007	12.505382	12.813033	2.46%	0
2006	10.598069	12.505382	18.00%	0
2005*	10.000000	10.598069	5.98%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	24.208875	28.399633	17.31%	0
2011	22.742943	24.208875	6.45%	0
2010	20.838078	22.742943	9.14%	0
2009	16.092041	20.838078	29.49%	0
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ
2012	27.154489	31.281200	15.20%	447
2011	25.778391	27.154489	5.34%	793
2010	19.945059	25.778391	29.25%	830
2009	15.624995	19.945059	27.65%	6,985
2008	25.298124	15.624995	-38.24%	9,565
2007	30.675359	25.298124	-17.53%	9,783
2006	22.343746	30.675359	37.29%	7,226
2005	19.194059	22.343746	16.41%	11,463
2004	14.150199	19.194059	35.65%	5,246
2003	10.347058	14.150199	36.76%	1,970

Maximum Additional Contract Options Elected Total - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	11.577623	12.420095	7.28%	0
2011	12.202394	11.577623	-5.12%	0
2010	9.678653	12.202394	26.08%	0
2009	6.375732	9.678653	51.80%	0
2008*	10.000000	6.375732	-36.24%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® Advisor Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-13
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-478-9727, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-13 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-13 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
6,152 shares (cost $86,718)	$88,223
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,974 shares (cost $164,997)	158,462
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
6,482 shares (cost $185,739)	184,208
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,256 shares (cost $126,009)	131,148
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
4,518 shares (cost $179,301)	167,291
Value Series - Service Class (MVFSC)
26,110 shares (cost $319,379)	371,285
U.S. Real Estate Portfolio - Class I (MSVRE)
6,507 shares (cost $96,747)	101,450
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
8,125 shares (cost $85,792)	86,446
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,420 shares (cost $29,075)	29,643
VPS Real Estate Investment Portfolio - Class A (ALVREA)
17,702 shares (cost $207,585)	216,850
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
61 shares (cost $923)	1,073
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,885 shares (cost $280,183)	287,332
VP International Fund - Class III (ACVI3)
9,691 shares (cost $74,313)	86,544
VP Mid Cap Value Fund - Class I (ACVMV1)
28,063 shares (cost $366,226)	409,158
VP Value Fund - Class I (ACVV)
9,247 shares (cost $54,568)	60,292
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
20,934 shares (cost $250,465)	283,869
Appreciation Portfolio - Initial Shares (DCAP)
13,969 shares (cost $542,209)	565,343
Quality Bond Fund II - Primary Shares (FQB)
1,190 shares (cost $13,696)	14,047
VIP Contrafund Portfolio - Service Class (FCS)
1,053 shares (cost $25,016)	27,760
VIP Equity-Income Portfolio - Service Class (FEIS)
4,182 shares (cost $82,190)	83,102
VIP Growth Portfolio - Service Class (FGS)
2,282 shares (cost $88,199)	95,741
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
59,116 shares (cost $772,347)	764,959
VIP Mid Cap Portfolio - Service Class (FMCS)
5,096 shares (cost $159,684)	154,868
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)
653,081 shares (cost $653,081)	653,081
VIP Overseas Portfolio - Service Class R (FOSR)
10,519 shares (cost $161,045)	168,297
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,944 shares (cost $90,911)	108,355
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
9,222 shares (cost $93,406)	96,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Templeton Foreign Securities Fund - Class 2 (TIF2)
1,845 shares (cost $27,392)	26,509
Templeton Foreign Securities Fund - Class 3 (TIF3)
15,748 shares (cost $224,954)	225,510
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
19,608 shares (cost $373,674)	381,972
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
9,257 shares (cost $103,587)	101,366
International Portfolio - S Class Shares (AMINS)
11,843 shares (cost $112,413)	117,604
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
12,135 shares (cost $354,100)	375,813
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,661 shares (cost $17,335)	21,925
Global Securities Fund/VA - Class 3 (OVGS3)
4,118 shares (cost $123,363)	134,937
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
4,618 shares (cost $85,104)	93,005
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,940 shares (cost $35,346)	34,725
High Yield Portfolio - Administrative Class (PMVHYA)
178,157 shares (cost $1,397,403)	1,435,946
Low Duration Portfolio - Administrative Class (PMVLDA)
40,552 shares (cost $424,903)	437,148
Total Return Portfolio - Administrative Class (PMVTRA)
112,434 shares (cost $1,279,328)	1,298,614
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
882 shares (cost $13,248)	13,486
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
15,391 shares (cost $290,030)	308,902
V.I. Small Cap Equity Fund - Series I (AVSCE)
1,001 shares (cost $17,151)	18,707
Blue Chip Growth Portfolio - II (TRBCG2)
31,804 shares (cost $378,775)	418,854
Equity Income Portfolio - II (TREI2)
2,527 shares (cost $52,056)	56,149
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,573 shares (cost $138,794)	145,584
Variable Insurance Portfolios - High Income (WRHIP)
4,708 shares (cost $17,494)	17,869
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,049 shares (cost $8,178)	8,267

Total Investments	$11,067,900

Other Accounts Payable	(414)
Accounts Payable-VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	(6)

$11,067,480

Contract Owners’ Equity:
Accumulation units	11,067,480

Total Contract Owners’ Equity (note 5)	$11,067,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MVFSC	MSVRE
Reinvested dividends	$358,464	1,289	2,451	4,392	585	1,075	7,555	1,080
Mortality and expense risk charges (note 2)	(78,250)	(389)	(380)	(622)	(254)	(687)	(2,515)	(1,326)

Net investment income (loss)	280,214	900	2,071	3,770	331	388	5,040	(246)

Realized gain (loss) on investments	973,570	3,795	(253)	2,370	402	(100,035)	55,910	27,732
Change in unrealized gain (loss) on investments	406,721	4,460	8,273	2,655	9,714	(12,010)	13,786	(99)

Net gain (loss) on investments	1,380,291	8,255	8,020	5,025	10,116	(112,045)	69,696	27,633

Reinvested capital gains	246,746	293	4,937	11,427	-	19,538	4,016	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,907,251	9,448	15,028	20,222	10,447	(92,119)	78,752	27,387

Investment Activity:	NVCMD2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV
Reinvested dividends	$1,177	1,500	1,008	5	12,590	705	27,127	12,060
Mortality and expense risk charges (note 2)	(223)	(356)	(387)	(1)	(2,339)	(326)	(5,164)	(2,995)

Net investment income (loss)	954	1,144	621	4	10,251	379	21,963	9,065

Realized gain (loss) on investments	(2)	9,720	269	-	24,158	2,431	(8,392)	192,097
Change in unrealized gain (loss) on investments	654	568	8,312	133	(7,847)	13,339	84,663	(60,377)

Net gain (loss) on investments	652	10,288	8,581	133	16,311	15,770	76,271	131,720

Reinvested capital gains	1,306	-	10,829	32	10,510	-	107,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,912	11,432	20,031	169	37,072	16,149	205,442	140,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVVS1	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
Reinvested dividends	$-	1,068	18,955	543	342	2,449	479	17,108
Mortality and expense risk charges (note 2)	(3)	(932)	(1,975)	(46)	(4,219)	(267)	(325)	(3,403)

Net investment income (loss)	(3)	136	16,980	497	(3,877)	2,182	154	13,705

Realized gain (loss) on investments	(1,093)	5,884	9,741	-	525,373	5,033	8,190	16,861
Change in unrealized gain (loss) on investments	1,684	19,350	14,696	705	(294,371)	(1,041)	3,701	(5,470)

Net gain (loss) on investments	591	25,234	24,437	705	231,002	3,992	11,891	11,391

Reinvested capital gains	-	8,290	-	-	-	5,190	-	20,888

Net increase (decrease) in contract owners’ equity resulting from operations	$588	33,660	41,417	1,202	227,125	11,364	12,045	45,984

Investment Activity:	FMCS	FMMP2	FOSR	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
Reinvested dividends	$794	452	3,147	767	21,509	716	3,908	18,495
Mortality and expense risk charges (note 2)	(555)	(16,034)	(595)	(352)	(3,208)	(83)	(577)	(1,135)

Net investment income (loss)	239	(15,582)	2,552	415	18,301	633	3,331	17,360

Realized gain (loss) on investments	(7,654)	-	4,679	3,706	(100,302)	(17)	(3,284)	(2,045)
Change in unrealized gain (loss) on investments	12,504	-	21,733	11,600	(745)	3,395	26,680	26,129

Net gain (loss) on investments	4,850	-	26,412	15,306	(101,047)	3,378	23,396	24,084

Reinvested capital gains	12,199	-	571	-	-	-	-	468

Net increase (decrease) in contract owners’ equity resulting from operations	$17,288	(15,582)	29,535	15,721	(82,746)	4,011	26,727	41,912

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMINS	AMCG	AMFAS	OVGS3	OVSC	PMVFAD	PMVHYA
Reinvested dividends	$5,487	964	-	-	1,264	65	1,734	124,473
Mortality and expense risk charges (note 2)	(661)	(440)	(1,429)	(110)	(425)	(107)	(129)	(7,764)

Net investment income (loss)	4,826	524	(1,429)	(110)	839	(42)	1,605	116,709

Realized gain (loss) on investments	(3,362)	4,807	26,978	1,737	7,940	104	6	170,731
Change in unrealized gain (loss) on investments	7,010	13,490	13,561	608	11,022	4,530	(841)	20,139

Net gain (loss) on investments	3,648	18,297	40,539	2,345	18,962	4,634	(835)	190,870

Reinvested capital gains	-	-	-	-	-	-	784	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,474	18,821	39,110	2,235	19,801	4,592	1,554	307,579

Investment Activity:	PMVLDA	PMVTRA	PVTSCB	ACGI	AVSCE	TRBCG2	TREI2	WRASP
Reinvested dividends	$15,063	37,394	55	2,985	-	-	964	1,585
Mortality and expense risk charges (note 2)	(2,907)	(5,302)	(38)	(3,430)	(52)	(1,623)	(167)	(470)

Net investment income (loss)	12,156	32,092	17	(445)	(52)	(1,623)	797	1,115

Realized gain (loss) on investments	772	29,492	(18)	184,733	(1)	19,712	(88)	(583)
Change in unrealized gain (loss) on investments	37,607	31,736	1,259	(42,180)	2,375	45,728	6,024	20,256

Net gain (loss) on investments	38,379	61,228	1,241	142,553	2,374	65,440	5,936	19,673

Reinvested capital gains	-	26,891	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,535	120,211	1,258	142,108	2,322	63,817	6,733	20,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRHIP	WFVSCG	JAIGS2	AVCDI	OVHI3
Reinvested dividends	$	-	-	-	-	1,100
Mortality and expense risk charges (note 2)		(31)	(100)	(1,343)	(3)	(46)

Net investment income (loss)		(31)	(100)	(1,343)	(3)	1,054

Realized gain (loss) on investments		953	4,383	(149,984)	(308)	292
Change in unrealized gain (loss) on investments		375	(2,491)	328,977	822	(60)

Net gain (loss) on investments		1,328	1,892	178,993	514	232

Reinvested capital gains		-	1,369	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,297	3,161	177,650	511	1,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		DSIF		JABS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$280,214	380,089	900	1,672	2,071	1,415	3,770	3,052
Realized gain (loss) on investments	973,570	995,207	3,795	1,249	(253)	(833)	2,370	340
Change in unrealized gain (loss) on investments	406,721	(2,187,977)	4,460	(9,179)	8,273	142	2,655	(10,243)
Reinvested capital gains	246,746	209,806	293	2,211	4,937	622	11,427	7,203

Net increase (decrease) in contract owners’ equity resulting from operations	1,907,251	(602,875)	9,448	(4,047)	15,028	1,346	20,222	352

Equity transactions:
Purchase payments received from contract owners (note 3)	1,949,294	2,151,164	5,594	5,156	51,088	-	16,587	17,462
Transfers between funds (note 3)	-	-	51,573	(14,315)	-	(1,513)	9,408	17,514
Redemptions (note 3)	(16,580,512)	(3,312,702)	(62,619)	(1,065)	(1,088)	(1,119)	(17,048)	(983)
Adjustments to maintain reserves	675	(216)	(9)	5	(13)	(2)	(2)	(9)

Net equity transactions	(14,630,543)	(1,161,754)	(5,461)	(10,219)	49,987	(2,634)	8,945	33,984

Net change in contract owners’ equity	(12,723,292)	(1,764,629)	3,987	(14,266)	65,015	(1,288)	29,167	34,336
Contract owners’ equity beginning of period	23,790,772	25,555,401	84,230	98,496	93,439	94,727	155,035	120,699

Contract owners’ equity end of period	$11,067,480	23,790,772	88,217	84,230	158,454	93,439	184,202	155,035

CHANGES IN UNITS:
Beginning units	1,551,790	1,589,748	6,601	7,412	5,753	5,921	8,637	6,793
Units purchased	1,808,879	1,897,790	4,919	380	2,765	-	1,476	1,903
Units redeemed	(2,739,696)	(1,935,748)	(5,211)	(1,191)	(59)	(168)	(1,029)	(59)

Ending units	620,973	1,551,790	6,309	6,601	8,459	5,753	9,084	8,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JACAS		JAIGS		LOVMCV		MIGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$331	(95)	388	-	-	(31)	-	(25)
Realized gain (loss) on investments	402	8,077	(100,035)	-	-	(3,926)	-	1,690
Change in unrealized gain (loss) on investments	9,714	(10,189)	(12,010)	-	-	-	-	-
Reinvested capital gains	-	-	19,538	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,447	(2,207)	(92,119)	-	-	(3,957)	-	1,665

Equity transactions:
Purchase payments received from contract owners (note 3)	80,295	-	(3)	-	-	-	-	-
Transfers between funds (note 3)	-	44,601	264,837	-	-	8,629	-	(1,601)
Redemptions (note 3)	(3,790)	(68,252)	(5,425)	-	-	(4,671)	-	(63)
Adjustments to maintain reserves	8	(20)	(5)	-	-	(1)	-	(1)

Net equity transactions	76,513	(23,671)	259,404	-	-	3,957	-	(1,665)

Net change in contract owners’ equity	86,960	(25,878)	167,285	-	-	-	-	-
Contract owners’ equity beginning of period	44,193	70,071	-	-	-	-	-	-

Contract owners’ equity end of period	$131,153	44,193	167,285	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	2,479	3,641	-	-	-	-	-	-
Units purchased	3,646	3,166	28,305	-	-	1,499	-	1,426
Units redeemed	(176)	(4,328)	(22,980)	-	-	(1,499)	-	(1,426)

Ending units	5,949	2,479	5,325	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MSVRE		NVCMD2		ALVGIA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,040	4,454	(246)	350	954	-	1,144	-
Realized gain (loss) on investments	55,910	77,471	27,732	29,679	(2)	-	9,720	-
Change in unrealized gain (loss) on investments	13,786	(78,044)	(99)	(22,868)	654	-	568	-
Reinvested capital gains	4,016	2,278	-	-	1,306	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,752	6,159	27,387	7,161	2,912	-	11,432	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,323	3,094	83,534	-	-	-
Transfers between funds (note 3)	(187,924)	183,233	26,129	54,900	-	-	151,729	-
Redemptions (note 3)	(125,327)	(207,091)	(48,742)	(62,144)	-	-	(133,517)	-
Adjustments to maintain reserves	2	(21)	33	(16)	3	-	6	-

Net equity transactions	(313,249)	(23,879)	(13,257)	(4,166)	83,537	-	18,218	-

Net change in contract owners’ equity	(234,497)	(17,720)	14,130	2,995	86,449	-	29,650	-
Contract owners’ equity beginning of period	605,782	623,502	87,357	84,362	-	-	-	-

Contract owners’ equity end of period	$371,285	605,782	101,487	87,357	86,449	-	29,650	-

CHANGES IN UNITS:
Beginning units	34,479	35,080	3,173	3,233	-	-	-	-
Units purchased	11	13,190	26,429	2,114	8,421	-	8,750	-
Units redeemed	(16,295)	(13,791)	(26,415)	(2,174)	-	-	(7,162)	-

Ending units	18,195	34,479	3,187	3,173	8,421	-	1,588	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVREA		ALVSVA		ACVIP2		ACVI3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$621	9,138	4	3	10,251	11,714	379	1,467
Realized gain (loss) on investments	269	(96,135)	-	-	24,158	3,919	2,431	13,173
Change in unrealized gain (loss) on investments	8,312	(12,277)	133	(88)	(7,847)	13,280	13,339	(24,950)
Reinvested capital gains	10,829	84,794	32	-	10,510	3,360	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,031	(14,480)	169	(85)	37,072	32,273	16,149	(10,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	46,082	(295)	-	-	9,868	-	-	-
Transfers between funds (note 3)	90,404	(660,849)	-	-	(44,230)	185,100	(4,268)	20,886
Redemptions (note 3)	(6,051)	(32,257)	-	-	(166,192)	(67,938)	(8,927)	(49,652)
Adjustments to maintain reserves	(45)	17	(4)	(1)	(32)	8	(10)	(22)

Net equity transactions	130,390	(693,384)	(4)	(1)	(200,586)	117,170	(13,205)	(28,788)

Net change in contract owners’ equity	150,421	(707,864)	165	(86)	(163,514)	149,443	2,944	(39,098)
Contract owners’ equity beginning of period	66,406	774,270	902	988	450,842	301,399	83,597	122,695

Contract owners’ equity end of period	$216,827	66,406	1,067	902	287,328	450,842	86,541	83,597

CHANGES IN UNITS:
Beginning units	2,359	29,898	39	39	29,228	21,613	11,133	14,312
Units purchased	4,266	2,365	-	-	11,589	14,034	3	2,827
Units redeemed	(240)	(29,904)	-	-	(23,471)	(6,419)	(1,591)	(6,006)

Ending units	6,385	2,359	39	39	17,346	29,228	9,545	11,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV1		ACVV		ACVVS1		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,963	15,544	9,065	4,038	(3)	(16)	136	164
Realized gain (loss) on investments	(8,392)	82,536	192,097	(390)	(1,093)	(4)	5,884	7,058
Change in unrealized gain (loss) on investments	84,663	(117,237)	(60,377)	62,549	1,684	(377)	19,350	(7,353)
Reinvested capital gains	107,208	40,886	-	-	-	-	8,290	276

Net increase (decrease) in contract owners’ equity resulting from operations	205,442	21,729	140,785	66,197	588	(397)	33,660	145

Equity transactions:
Purchase payments received from contract owners (note 3)	11,963	18,120	-	21,083	-	-	19,995	12,777
Transfers between funds (note 3)	(1,631,199)	710,010	(1,219,817)	1,012,503	(5,030)	-	35,642	102,477
Redemptions (note 3)	(40,789)	(195,704)	(10,215)	(174)	-	-	(13,140)	(27,468)
Adjustments to maintain reserves	2	(14)	1	(7)	(5)	(1)	(24)	11

Net equity transactions	(1,660,023)	532,412	(1,230,031)	1,033,405	(5,035)	(1)	42,473	87,797

Net change in contract owners’ equity	(1,454,581)	554,141	(1,089,246)	1,099,602	(4,447)	(398)	76,133	87,942
Contract owners’ equity beginning of period	1,863,746	1,309,605	1,149,537	49,935	4,447	4,845	207,732	119,790

Contract owners’ equity end of period	$409,165	1,863,746	60,291	1,149,537	-	4,447	283,865	207,732

CHANGES IN UNITS:
Beginning units	123,233	85,752	65,612	2,869	363	363	9,433	5,459
Units purchased	1,696	54,195	-	62,936	-	-	2,826	5,162
Units redeemed	(101,541)	(16,714)	(62,598)	(193)	(363)	-	(1,080)	(1,188)

Ending units	23,388	123,233	3,014	65,612	-	363	11,179	9,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		FQB		FCS		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,980	14,907	497	611	(3,877)	9,423	2,182	1,693
Realized gain (loss) on investments	9,741	79,336	-	(2)	525,373	43,774	5,033	(62)
Change in unrealized gain (loss) on investments	14,696	(37,380)	705	(373)	(294,371)	(104,219)	(1,041)	(2,725)
Reinvested capital gains	-	-	-	-	-	-	5,190	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,417	56,863	1,202	236	227,125	(51,022)	11,364	(1,094)

Equity transactions:
Purchase payments received from contract owners (note 3)	149,727	41,675	-	2,100	-	-	11,921	27,581
Transfers between funds (note 3)	(1,866)	196,731	-	-	(1,731,873)	390,940	10,376	7,021
Redemptions (note 3)	(45,617)	(97,316)	-	-	(823)	(74,091)	(27,790)	-
Adjustments to maintain reserves	(13)	(30)	(3)	(6)	(18)	(1)	(11)	(1)

Net equity transactions	102,231	141,060	(3)	2,094	(1,732,714)	316,848	(5,504)	34,601

Net change in contract owners’ equity	143,648	197,923	1,199	2,330	(1,505,589)	265,826	5,860	33,507
Contract owners’ equity beginning of period	421,672	223,749	12,847	10,517	1,533,346	1,267,520	77,240	43,733

Contract owners’ equity end of period	$565,320	421,672	14,046	12,847	27,757	1,533,346	83,100	77,240

CHANGES IN UNITS:
Beginning units	24,438	14,106	869	725	78,320	62,831	4,817	2,743
Units purchased	13,148	72,794	-	144	594	20,204	1,746	2,074
Units redeemed	(7,810)	(62,462)	-	-	(77,686)	(4,715)	(2,124)	-

Ending units	29,776	24,438	869	869	1,228	78,320	4,439	4,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FIGBS		FMCS		FMMP2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$154	(8)	13,705	22,958	239	(244)	(15,582)	(12,750)
Realized gain (loss) on investments	8,190	306	16,861	1,221	(7,654)	4,732	-	-
Change in unrealized gain (loss) on investments	3,701	(2,882)	(5,470)	(4,643)	12,504	(24,561)	-	-
Reinvested capital gains	-	184	20,888	15,308	12,199	308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,045	(2,400)	45,984	34,844	17,288	(19,765)	(15,582)	(12,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	27,581	22,186	267,400	34,059	38,617	556,635	1,267,619
Transfers between funds (note 3)	36,894	18,687	(104,039)	94,523	(27,969)	(189,149)	10,399,536	1,765,020
Redemptions (note 3)	(29,516)	(973)	(2,042)	(16,837)	(30,796)	(10,003)	(14,668,630)	(1,126,088)
Adjustments to maintain reserves	(8)	(2)	(8)	(7)	13	(12)	(24)	(10)

Net equity transactions	7,370	45,293	(83,903)	345,079	(24,693)	(160,547)	(3,712,483)	1,906,541

Net change in contract owners’ equity	19,415	42,893	(37,919)	379,923	(7,405)	(180,312)	(3,728,065)	1,893,791
Contract owners’ equity beginning of period	76,326	33,433	802,872	422,949	162,281	342,593	4,381,141	2,487,350

Contract owners’ equity end of period	$95,741	76,326	764,953	802,872	154,876	162,281	653,076	4,381,141

CHANGES IN UNITS:
Beginning units	4,882	2,134	51,906	29,138	10,855	20,324	381,088	215,676
Units purchased	2,188	2,808	9,664	26,203	3,745	5,995	1,338,504	1,118,138
Units redeemed	(1,705)	(60)	(14,768)	(3,435)	(5,569)	(15,464)	(1,662,560)	(952,726)

Ending units	5,365	4,882	46,802	51,906	9,031	10,855	57,032	381,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOSR		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,552	1,502	415	315	18,301	10,019	633	342
Realized gain (loss) on investments	4,679	27,756	3,706	50	(100,302)	229,455	(17)	(9)
Change in unrealized gain (loss) on investments	21,733	(61,723)	11,600	(4,834)	(745)	(459,179)	3,395	(3,098)
Reinvested capital gains	571	431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,535	(32,034)	15,721	(4,469)	(82,746)	(219,705)	4,011	(2,765)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,320	-	21,082	6,187	4,180	9,476	-	-
Transfers between funds (note 3)	(12,826)	40,939	(4,070)	20,955	98,725	(1,309,366)	-	-
Redemptions (note 3)	(17,045)	(98,138)	(12,241)	(1,971)	(10,905)	(146,413)	-	-
Adjustments to maintain reserves	(4)	(8)	(15)	(12)	(6)	(3)	(2)	(1)

Net equity transactions	(12,555)	(57,207)	4,756	25,159	91,994	(1,446,306)	(2)	(1)

Net change in contract owners’ equity	16,980	(89,241)	20,477	20,690	9,248	(1,666,011)	4,009	(2,766)
Contract owners’ equity beginning of period	151,322	240,563	87,858	67,168	86,949	1,752,960	22,504	25,270

Contract owners’ equity end of period	$168,302	151,322	108,335	87,858	96,197	86,949	26,513	22,504

CHANGES IN UNITS:
Beginning units	13,552	17,745	3,993	2,933	5,229	88,191	1,201	1,201
Units purchased	1,348	3,968	1,206	1,369	81,743	12,572	-	-
Units redeemed	(2,375)	(8,161)	(1,031)	(309)	(81,840)	(95,534)	-	-

Ending units	12,525	13,552	4,168	3,993	5,132	5,229	1,201	1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		AMTB		AMINS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,331	1,360	17,360	11,537	4,826	8,564	524	7,172
Realized gain (loss) on investments	(3,284)	37,408	(2,045)	59,731	(3,362)	(442)	4,807	12,274
Change in unrealized gain (loss) on investments	26,680	(54,536)	26,129	(40,587)	7,010	(8,004)	13,490	(34,619)
Reinvested capital gains	-	-	468	1,575	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,727	(15,768)	41,912	32,256	8,474	118	18,821	(15,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	87,558	9,762	98,746	41,629	-	50,147	194	-
Transfers between funds (note 3)	(7,267)	29,930	114,063	(1,107,808)	12,573	9,348	961	(4,169)
Redemptions (note 3)	(10,946)	(46,075)	(106,646)	(20,692)	(140,866)	(34,881)	(10,533)	(31,401)
Adjustments to maintain reserves	(16)	(6)	(15)	(6)	(9)	(3)	(14)	9

Net equity transactions	69,329	(6,389)	106,148	(1,086,877)	(128,302)	24,611	(9,392)	(35,561)

Net change in contract owners’ equity	96,056	(22,157)	148,060	(1,054,621)	(119,828)	24,729	9,429	(50,734)
Contract owners’ equity beginning of period	129,440	151,597	233,901	1,288,522	221,187	196,458	108,180	158,914

Contract owners’ equity end of period	$225,496	129,440	381,961	233,901	101,359	221,187	117,609	108,180

CHANGES IN UNITS:
Beginning units	10,594	11,042	13,526	73,636	19,128	16,979	9,628	12,350
Units purchased	6,832	52,428	12,455	2,464	1,063	12,861	559	5
Units redeemed	(1,778)	(52,876)	(6,689)	(62,574)	(11,782)	(10,712)	(1,327)	(2,727)

Ending units	15,648	10,594	19,292	13,526	8,409	19,128	8,860	9,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMCG		AMFAS		OVGS3		OVSC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,429)	(897)	(110)	(134)	839	(87)	(42)	45
Realized gain (loss) on investments		26,978	31,041	1,737	1,116	7,940	410	104	1,853
Change in unrealized gain (loss) on investments		13,561	(33,318)	608	(1,592)	11,022	552	4,530	(2,632)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		39,110	(3,174)	2,235	(610)	19,801	875	4,592	(734)

Equity transactions:
Purchase payments received from contract owners (note 3)		15,323	19,534	-	-	87,558	-	78,236	-
Transfers between funds (note 3)		64,113	214,622	-	(4,476)	35,841	46,719	-	(4,297)
Redemptions (note 3)		(67,884)	(106,105)	(7,856)	(2,023)	(47,412)	(8,445)	(96)	(188)
Adjustments to maintain reserves		(26)	(9)	(19)	(16)	(19)	4	-	4

Net equity transactions		11,526	128,042	(7,875)	(6,515)	75,968	38,278	78,140	(4,481)

Net change in contract owners’ equity		50,636	124,868	(5,640)	(7,125)	95,769	39,153	82,732	(5,215)
Contract owners’ equity beginning of period		325,158	200,290	27,552	34,677	39,153	-	10,279	15,494

Contract owners’ equity end of period	$	375,794	325,158	21,912	27,552	134,922	39,153	93,011	10,279

CHANGES IN UNITS:
Beginning units		14,914	9,213	2,068	2,568	3,028	-	480	705
Units purchased		5,073	10,469	-	-	8,942	4,474	3,218	-
Units redeemed		(4,588)	(4,768)	(553)	(500)	(3,432)	(1,446)	(4)	(225)

Ending units		15,399	14,914	1,515	2,068	8,538	3,028	3,694	480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVFAD		PMVHYA		PMVLDA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,605	985	116,709	145,442	12,156	30,722	32,092	59,721
Realized gain (loss) on investments	6	3,369	170,731	(67,612)	772	(2,196)	29,492	77,558
Change in unrealized gain (loss) on investments	(841)	990	20,139	6,687	37,607	(11,576)	31,736	(89,475)
Reinvested capital gains	784	85	-	-	-	-	26,891	35,627

Net increase (decrease) in contract owners’ equity resulting from operations	1,554	5,429	307,579	84,517	50,535	16,950	120,211	83,431

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	158,831	54,115	25,062	13,523	85,207	109,729
Transfers between funds (note 3)	7,133	(37,850)	(1,489,777)	(86,342)	(1,558,174)	(1,473,980)	(1,055,632)	(266,880)
Redemptions (note 3)	(824)	(11,064)	(66,218)	(76,655)	(92,350)	(159,832)	(337,732)	(176,525)
Adjustments to maintain reserves	1	(8)	581	(196)	171	154	284	8

Net equity transactions	6,310	(48,922)	(1,396,583)	(109,078)	(1,625,291)	(1,620,135)	(1,307,873)	(333,668)

Net change in contract owners’ equity	7,864	(43,493)	(1,089,004)	(24,561)	(1,574,756)	(1,603,185)	(1,187,662)	(250,237)
Contract owners’ equity beginning of period	26,860	70,353	2,524,736	2,549,297	2,011,898	3,615,083	2,486,201	2,736,438

Contract owners’ equity end of period	$34,724	26,860	1,435,732	2,524,736	437,142	2,011,898	1,298,539	2,486,201

CHANGES IN UNITS:
Beginning units	2,085	5,900	120,500	125,293	145,765	263,759	146,522	166,630
Units purchased	564	-	145,695	202,891	3,900	14,821	31,856	16,171
Units redeemed	(75)	(3,815)	(206,043)	(207,684)	(119,594)	(132,815)	(108,186)	(36,279)

Ending units	2,574	2,085	60,152	120,500	30,071	145,765	70,192	146,522

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PVTSCB		ACGI		AVSCE		TRBCG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	17	7	(445)	797	(52)	(26)	(1,623)	(979)
Realized gain (loss) on investments		(18)	(7)	184,733	17,121	(1)	(48)	19,712	52,413
Change in unrealized gain (loss) on investments		1,259	(197)	(42,180)	32,409	2,375	(820)	45,728	(47,608)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,258	(197)	142,108	50,327	2,322	(894)	63,817	3,826

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	117,547	-	-	-	21,283	31,838
Transfers between funds (note 3)		8,510	-	(1,187,864)	1,066,345	7,342	11,670	99,023	242,588
Redemptions (note 3)		-	-	(15,684)	(93,947)	(785)	(947)	(119,016)	(97,607)
Adjustments to maintain reserves		-	(1)	(30)	(1)	(6)	3	(7)	6

Net equity transactions		8,510	(1)	(1,086,031)	972,397	6,551	10,726	1,283	176,825

Net change in contract owners’ equity		9,768	(198)	(943,923)	1,022,724	8,873	9,832	65,100	180,651
Contract owners’ equity beginning of period		3,716	3,914	1,252,806	230,082	9,832	-	353,757	173,106

Contract owners’ equity end of period	$	13,484	3,716	308,883	1,252,806	18,705	9,832	418,857	353,757

CHANGES IN UNITS:
Beginning units		202	202	70,397	12,660	942	-	27,262	13,493
Units purchased		424	-	5,986	62,981	707	1,030	11,251	30,155
Units redeemed		-	-	(61,170)	(5,244)	(70)	(88)	(11,026)	(16,386)

Ending units		626	202	15,213	70,397	1,579	942	27,487	27,262

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TREI2		WRASP		WRHIP		WFVSCG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	797	339	1,115	11,288	(31)	-	(100)	(127)
Realized gain (loss) on investments		(88)	(29)	(583)	(159,244)	953	-	4,383	49
Change in unrealized gain (loss) on investments		6,024	(62)	20,256	(17,874)	375	-	(2,491)	(2,332)
Reinvested capital gains		-	-	-	-	-	-	1,369	-

Net increase (decrease) in contract owners’ equity resulting from operations		6,733	248	20,788	(165,830)	1,297	-	3,161	(2,410)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	12,559	18,211	-	-	-	23,738
Transfers between funds (note 3)		16,868	23,494	6,495	(1,219,627)	60,675	-	(23,154)	4,771
Redemptions (note 3)		(257)	-	(4,682)	(74,600)	(44,102)	-	(17,411)	-
Adjustments to maintain reserves		-	9	1	2	(2)	-	(7)	7

Net equity transactions		16,611	23,503	14,373	(1,276,014)	16,571	-	(40,572)	28,516

Net change in contract owners’ equity		23,344	23,751	35,161	(1,441,844)	17,868	-	(37,411)	26,106
Contract owners’ equity beginning of period		32,811	9,060	110,422	1,552,266	-	-	45,673	19,567

Contract owners’ equity end of period	$	56,155	32,811	145,583	110,422	17,868	-	8,262	45,673

CHANGES IN UNITS:
Beginning units		2,849	776	9,237	120,072	-	-	3,916	1,595
Units purchased		1,355	2,072	2,102	10,341	5,700	-	662	2,330
Units redeemed		(19)	1	(1,083)	(121,176)	(4,057)	-	(3,919)	(9)

Ending units		4,185	2,849	10,256	9,237	1,643	-	659	3,916

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JAIGS2		AVCDI		OVHI3		FTVUG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,343)	372	(3)	(31)	1,054	(16)	-	2,526
Realized gain (loss) on investments		(149,984)	411,117	(308)	2,693	292	(2)	-	541
Change in unrealized gain (loss) on investments		328,977	(959,159)	822	(2,442)	(60)	60	-	609
Reinvested capital gains		-	14,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		177,650	(533,012)	511	220	1,286	42	-	3,676

Equity transactions:
Purchase payments received from contract owners (note 3)		9,754	11,205	-	-	-	-	-	2,100
Transfers between funds (note 3)		(1,294,849)	(65,125)	(5,243)	(602)	(11,779)	10,585	-	(104,190)
Redemptions (note 3)		(833)	(57,512)	-	-	(104)	(30)	-	(834)
Adjustments to maintain reserves		(7)	(4)	7	(1)	-	-	-	(5)

Net equity transactions		(1,285,935)	(111,436)	(5,236)	(603)	(11,883)	10,555	-	(102,929)

Net change in contract owners’ equity		(1,108,285)	(644,448)	(4,725)	(383)	(10,597)	10,597	-	(99,253)
Contract owners’ equity beginning of period		1,108,285	1,752,733	4,725	5,108	10,597	-	-	99,253

Contract owners’ equity end of period	$	-	1,108,285	-	4,725	-	10,597	-	-

CHANGES IN UNITS:
Beginning units		61,077	65,170	260	260	3,738	-	-	7,313
Units purchased		1,547	6,343	-	2,338	-	3,749	-	154
Units redeemed		(62,624)	(10,436)	(260)	(2,338)	(3,738)	(11)	-	(7,467)

Ending units		-	61,077	-	260	-	3,738	-	-

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGR		SBVSG
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(75)	-	(28)
Realized gain (loss) on investments	-	5,632	-	-
Change in unrealized gain (loss) on investments	-	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,557	-	(28)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-
Transfers between funds (note 3)	-	17,370	-	28
Redemptions (note 3)	-	(22,928)	-	-
Adjustments to maintain reserves	-	1	-	-

Net equity transactions	-	(5,557)	-	28

Net change in contract owners’ equity	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-
Units purchased	-	19,698	-	8,549
Units redeemed	-	(19,698)	-	(8,549)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

      VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

BLACKROCK FUNDS

      Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

      Stock Index Fund, Inc. - Initial Shares (DSIF)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

      Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO AIM INVESTMENTS

      V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

      Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

JANUS FUNDS

      Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

      Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

      Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

      Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

      Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

      Investors Growth Stock Series - Service Class (MIGSC)*

      New Discovery Series - Service Class (MNDSC)*

      Value Series - Service Class (MVFSC)

MORGAN STANLEY

      Emerging Markets Debt Portfolio - Class I (MSEM)*

      U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

      NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

      NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

      NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

      NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

      NVIT Cardinal Moderate Fund - Class II (NVCMD2)

      NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

      NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

      NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

      NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

      NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

      NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

      NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

      NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

      NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

      NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

      NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)*

      NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

      NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)*

      NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

      NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

      NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

      NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)*

      NVIT Multi-Manager Small Company Fund - Class II (SCF2)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

      VPS Growth and Income Portfolio - Class A (ALVGIA)

      VPS International Value Portfolio - Class A (ALVIVA)*

      VPS Real Estate Investment Portfolio - Class A (ALVREA)

      VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      VP Income & Growth Fund - Class I (ACVIG)*

      American Century VP Inflation Protection Fund - Class II (ACVIP2)

      VP International Fund - Class I (ACVI)*

      VP International Fund - Class III (ACVI3)

      VP Mid Cap Value Fund - Class I (ACVMV1)

      VP Ultra(R) Fund - Class I (ACVU1)*

      VP Value Fund - Class I (ACVV)

      VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

      Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

      Appreciation Portfolio - Initial Shares (DCAP)

      Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

      Quality Bond Fund II - Primary Shares (FQB)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

      VIP Contrafund Portfolio - Service Class (FCS)

      VIP Equity-Income Portfolio - Service Class (FEIS)

      VIP Growth Portfolio - Service Class (FGS)

      VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

      VIP Mid Cap Portfolio - Service Class (FMCS)

      Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)

      VIP Overseas Portfolio - Service Class (FOS)*

      VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

      Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

      Franklin U.S. Government Fund - Class 2 (FTVUG2)*

      Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

      Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

      Templeton Foreign Securities Fund - Class 2 (TIF2)

      Templeton Foreign Securities Fund - Class 3 (TIF3)

      Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

      Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

      ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

      ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

      International Portfolio - S Class Shares (AMINS)

      Mid-Cap Growth Portfolio - I Class Shares (AMCG)

      Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

      Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

      Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

      Global Securities Fund/VA - Class 3 (OVGS3)

      Global Securities Fund/VA - Non-Service Shares (OVGS)*

      Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

      Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

      Global Strategic Income Fund/VA: Non-service Shares (OVSB)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

      All Asset Portfolio - Advisor Class (PMVAAD)*

      Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

      High Yield Portfolio - Administrative Class (PMVHYA)

      Low Duration Portfolio - Administrative Class (PMVLDA)

      Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

      Putnam VT Growth and Income Fund - Class IB (PVGIB)*

      Putnam VT International Equity Fund - Class IB (PVTIGB)*

      Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

      Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

      Van Kampen V.I. Comstock Fund - Series I Shares (ACC1)*

      Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)

      Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)*

      Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

      V.I. Small Cap Equity Fund - Series I (AVSCE)

T. ROWE PRICE

      Blue Chip Growth Portfolio - II (TRBCG2)

      Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

      Variable Insurance Portfolios - Asset Strategy (WRASP)

      Variable Insurance Portfolios - High Income (WRHIP)

      Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

WELLS FARGO FUNDS

      Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.
Maximum Variable Account Charges*	0.55%

* When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MVFSC	MSVRE
0.35%	$67,937	$389	$380	$537	$229	$682	$1,036	$1,225
0.55%	10,313	-	-	85	25	5	1,479	101
Totals	$78,250	$389	$380	$622	$254	$687	$2,515	$1,326

	NVCMD2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV
0.35%	$223	$-	$381	$1	$995	$223	$4,681	$2,995
0.55%	-	356	6	-	1,344	103	483	-
	$223	$356	$387	$1	$2,339	$326	$5,164	$2,995

	ACVVS1	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
0.35%	$3	$784	$1,622	$46	$3,856	$238	$325	$2,595
0.55%	-	148	353	-	363	29	-	808
	$3	$932	$1,975	$46	$4,219	$267	$325	$3,403

	FMCS	FMMP2	FOSR	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
0.35%	$453	$15,399	$417	$291	$3,100	$83	$435	$943
0.55%	102	635	178	61	108	-	142	192
	$555	$16,034	$595	$352	$3,208	$83	$577	$1,135

	AMTB	AMINS	AMCG	AMFAS	OVGS3	OVSC	PMVFAD	PMVHYA
0.35%	$661	$313	$1,051	$68	$118	$107	$96	$7,408
0.55%	-	127	378	42	307	-	33	356
	$661	$440	$1,429	$110	$425	$107	$129	$7,764

	PMVLDA	PMVTRA	PVTSCB	ACGI	AVSCE	TRBCG2	TREI2	WRASP
0.35%	$2,176	$4,670	$38	$3,254	$52	$1,276	$167	$466
0.55%	731	632	-	176	-	347	-	4
	$2,907	$5,302	$38	$3,430	$52	$1,623	$167	$470

	WRHIP	WFVSCG	JAIGS2	AVCDI	OVHI3
0.35%	$3	$100	$1,343	$3	$-
0.55%	28	-	-	-	46
	$31	$100	$1,343	$3	$46

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, there were no transfers between the Account and the fixed account . Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$11,067,900	$0	$0	$11,067,900

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III ( MLVGA3 )		$67,551	$71,814
Stock Index Fund, Inc. - Initial Shares ( DSIF )		58,473	1,468
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1 )		1	-
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )		44,331	20,190
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )		80,875	4,045
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )		909,181	629,845
Series Fund - Mid Cap Stock Fund: Class VC ( LOVMCV )		-	1
Investors Growth Stock Series - Service Class ( MIGSC )		-	-
Value Series - Service Class ( MVFSC )		11,576	315,779
U.S. Real Estate Portfolio - Class I ( MSVRE )		792,329	805,872
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )		86,016	222
VPS Growth and Income Portfolio - Class A ( ALVGIA )		153,356	134,001
VPS Real Estate Investment Portfolio - Class A ( ALVREA )		149,923	8,040
VPS Small/Mid Cap Value Portfolio: Class A ( ALVSVA )		37	4
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )		207,692	387,497
VP International Fund - Class III ( ACVI3 )		726	13,551
VP Mid Cap Value Fund - Class I ( ACVMV1 )		153,223	1,684,087
VP Value Fund - Class I ( ACVV )		12,060	1,233,029
VP Vista(SM) Fund - Class I ( ACVVS1 )		-	5,034
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )		73,915	23,002
Appreciation Portfolio - Initial Shares ( DCAP )		252,724	133,509
Quality Bond Fund II - Primary Shares ( FQB )		543	48
VIP Contrafund Portfolio - Service Class ( FCS )		13,109	1,749,684
VIP Equity-Income Portfolio - Service Class ( FEIS )		38,811	36,935
VIP Growth Portfolio - Service Class ( FGS )		37,189	29,659
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )		190,486	239,789
VIP Mid Cap Portfolio - Service Class ( FMCS )		74,000	86,271
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 ( FMMP2 )		15,345,574	19,073,641
VIP Overseas Portfolio - Service Class R ( FOSR )		21,051	30,487
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )		27,894	22,712
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )		1,545,631	1,435,337
Templeton Foreign Securities Fund - Class 2 ( TIF2 )		716	85
Templeton Foreign Securities Fund - Class 3 ( TIF3 )		95,603	22,934
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )		252,109	128,120
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )		18,058	141,526
International Portfolio - S Class Shares ( AMINS )		7,787	16,649
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		118,484	108,370
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		-	7,971
Global Securities Fund/VA - Class 3 ( OVGS3 )		130,222	53,397
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		78,300	204
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		9,824	1,129
High Yield Portfolio - Administrative Class ( PMVHYA )		3,329,473	4,610,042
Low Duration Portfolio - Administrative Class ( PMVLDA )		66,295	1,679,609
Total Return Portfolio - Administrative Class ( PMVTRA )		615,376	1,864,551
Putnam VT Small Cap Value Fund - Class IB ( PVTSCB )		8,566	40
Van Kampen V.I. Growth and Income Fund - Series I Shares ( ACGI )		124,655	1,211,110
V.I. Small Cap Equity Fund - Series I ( AVSCE )		7,222	718
Blue Chip Growth Portfolio - II ( TRBCG2 )		156,431	156,772
Equity Income Portfolio - II ( TREI2 )		17,831	423
Variable Insurance Portfolios - Asset Strategy ( WRASP )		29,535	14,050
Variable Insurance Portfolios - High Income ( WRHIP )		60,675	44,133
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		9,598	48,896
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		33,802	1,321,072
V.I. Capital Development Fund - Series I (obsolete) ( AVCDI )		-	5,246
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		1,100	11,930

	Total	$25,519,939	$39,624,529

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.35%	6,309	$13.98	$88,217.0	1.17%	9.58%
2011	0.35%	6,601	12.76	84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.35%	8,459	18.73	158,454	2.21%	15.33%
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
2009	0.35%	8,191	13.98	114,512	2.11%	25.89%
2008	0.35%	8,190	11.10	90,949	2.01%	-37.36%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.35% to 0.55%	9,084	20.31 to 19.90	184,202	2.59%	12.98% to 12.75%
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
2009	0.55%	813	16.29	13,243	2.77%	24.89%
2008	0.55%	813	13.04	10,603	1.72%	-16.52%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.35% to 0.55%	5,949	22.05 to 21.61	131,153	0.84%	23.42% to 23.18%
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
2009	0.35% to 0.55%	11,450	18.16 to 17.90	207,175	0.01%	45.50% to 45.21%
2008	0.35% to 0.55%	9,948	12.48 to 12.33	123,792	0.01%	-44.50% to -44.62%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.35% to 0.55%	5,325	31.43 to 30.80	167,285	0.36%	12.78% to 12.56%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%	1,383	11.70	16,183	0.98%	-36.64%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2009	0.35%	1,645	14.84	24,407	0.51%	26.17%
2008	0.35% to 0.55%	1,646	11.76 to 11.62	19,356	1.21%	-39.57% to -39.69%
Value Series - Service Class (MVFSC)
2012	0.35% to 0.55%	18,195	20.49 to 20.07	371,285	1.36%	15.48% to 15.24%
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
2009	0.35% to 0.55%	73,423	16.14 to 15.91	1,179,966	1.33%	22.02% to 21.78%
2008	0.35% to 0.55%	88,887	13.23 to 13.06	1,171,208	1.10%	-32.98% to -33.11%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.35% to 0.55%	3,187	31.92 to 31.28	101,487	0.32%	15.43% to 15.20%
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
2009	0.35% to 0.55%	22,957	20.23 to 19.95	462,477	3.31%	27.91% to 27.65%
2008	0.35% to 0.55%	32,422	15.82 to 15.62	511,021	3.64%	-38.11% to -38.24%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.35%	8,421	10.27	86,449	1.41%	11.98%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.55%	1,588	18.67	29,650	2.30%	16.88%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2012	0.35% to 0.55%	6,385	33.98 to 33.30	216,827	0.88%	20.76% to 20.52%
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.35%	39	27.36	1,067	0.55%	18.33%
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
2009	0.35%	39	20.03	781	1.10%	42.36%
2008	0.35%	39	14.07	549	0.73%	-35.80%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.35% to 0.55%	17,346	16.68 to 16.34	287,328	2.50%	7.01% to 6.79%
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
2009	0.35% to 0.55%	276,629	13.36 to 13.17	3,693,232	2.27%	9.83% to 9.61%
2008	0.35% to 0.55%	44,701	12.16 to 12.02	541,630	5.23%	-1.93% to -2.13%
VP International Fund - Class III (ACVI3)
2012	0.35% to 0.55%	9,545	9.08 to 9.00	86,541	0.83%	20.74% to 20.49%
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
2009	0.35% to 0.55%	38,285	7.60 to 7.58	290,779	2.27%	33.30% to 33.03%
2008	0.35% to 0.55%	58,014	5.70	330,765	0.00%	-42.96% to -43.04%	****

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.35% to 0.55%	23,388	$17.54 to $ 17.28	$409,165	1.99%	15.92% to 15.69%
2011	0.35% to 0.55%	123,233	15.13 to 14.93	1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
2009	0.35% to 0.55%	57,012	12.87 to 12.75	731,606	3.13%	29.49% to 29.23%
2008	0.35% to 0.55%	59,552	9.94 to 9.87	590,643	0.02%	-24.61% to -24.76%
VP Value Fund - Class I (ACVV)
2012	0.35%	3,014	20.00	60,291	1.42%	14.17%
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
2009	0.35%	527	15.40	8,115	4.98%	19.44%
2008	0.35%	1,409	12.89	18,165	2.21%	-27.03%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%
2009	0.35%	363	10.81	3,925	0.00%	22.04%
2008	0.35%	362	8.86	3,207	0.00%	-48.80%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.35% to 0.55%	11,179	25.45 to 24.94	283,865	0.42%	15.34% to 15.10%
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
2009	0.35% to 0.55%	25,227	17.56 to 17.31	440,730	0.03%	24.59% to 24.34%
2008	0.35%	201	14.10	2,833	0.88%	-31.16%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.35% to 0.55%	29,776	19.02 to 18.63	565,320	3.66%	10.04% to 9.82%
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
2009	0.35% to 0.55%	47,989	13.84 to 13.65	661,538	2.58%	22.13% to 21.88%
2008	0.35% to 0.55%	64,436	11.33 to 11.20	727,577	1.99%	-29.80% to -29.94%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.35%	869	16.16	14,046	4.00%	9.34%
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.35% to 0.55%	1,228	22.71 to 22.26	27,757	0.03%	15.90% to 15.67%
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
2009	0.35% to 0.55%	65,964	17.31 to 17.06	1,141,721	1.45%	35.19% to 34.92%
2008	0.35% to 0.55%	33,484	12.80 to 12.65	428,672	4.04%	-42.81% to -42.93%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.35% to 0.55%	4,439	18.75 to 18.37	83,100	3.25%	16.78% to 16.54%
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
2009	0.35% to 0.55%	1,055	13.93 to 13.73	14,632	2.39%	29.58% to 29.32%
2008	0.35% to 0.55%	2,112	10.75 to 10.62	22,660	1.73%	-42.90% to -43.02%
VIP Growth Portfolio - Service Class (FGS)
2012	0.35%	5,365	17.85	95,741	0.51%	14.14%
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.35%	46,802	16.34	764,953	1.97%	5.40%
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
2009	0.35%	17,108	13.53	231,430	2.17%	15.27%
2008	0.35%	5,139	11.74	60,310	4.14%	-3.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.35%	9,031	17.15	154,876	0.52%	14.35%
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
2009	0.35%	4,257	13.14	55,938	0.62%	39.52%
2008	0.35%	4,136	9.42	38,961	0.23%	-39.72%
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)
2012	0.35% to 0.55%	57,032	11.46 to 11.23	653,076	0.01%	-0.34% to -0.54%
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
2009	0.35% to 0.55%	35,590	11.57 to 11.41	411,717	0.73%	0.12% to -0.08%
2008	0.35% to 0.55%	150,801	11.56 to 11.42	1,742,912	2.64%	2.41% to 2.21%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.35% to 0.55%	12,525	$13.47 to $13.26	$168,302	2.04%	20.25% to 20.00%
2011	0.35% to 0.55%	13,552	11.20 to 11.05	151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
2009	0.35% to 0.55%	32,141	12.07 to 11.96	387,043	1.82%	26.05% to 25.80%
2008	0.35% to 0.55%	49,207	9.58 to 9.51	470,287	1.92%	-44.07% to -44.19%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.35% to 0.55%	4,168	26.02 to 25.49	108,335	0.80%	17.97% to 17.74%
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
2009	0.35% to 0.55%	9,695	18.00 to 17.74	174,222	2.20%	28.71% to 28.45%
2008	0.35%	2,768	13.98	38,705	1.30%	-33.25%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund -Class 2 (FTVDM2)
2008	0.35%	246	19.05	4,687	2.76%	-52.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.35% to 0.55%	5,132	18.80 to 18.51	96,197	2.49%	12.76% to 12.53%
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%
2009	0.35% to 0.55%	117,076	16.98 to 16.82	1,986,659	1.42%	72.03% to 71.68%
2008	0.35% to 0.55%	30,187	9.87 to 9.80	297,266	2.80%	-52.84% to -52.93%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.35%	1,201	22.08	26,513	2.98%	17.82%
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%	****
2009	0.35%	1,201	19.48	23,392	3.20%	36.56%
2008	0.35%	1,201	14.26	17,129	2.36%	-40.59%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.35% to 0.55%	15,648	14.44 to 14.22	225,496	2.58%	17.89% to 17.65%
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
2009	0.35% to 0.55%	22,353	12.73 to 12.62	283,869	3.80%	36.72% to 36.44%
2008	0.35% to 0.55%	33,624	9.31 to 9.25	312,548	2.50%	-40.60% to -40.72%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.35% to 0.55%	19,292	19.83 to 19.52	381,961	6.19%	14.66% to 14.43%
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
2009	0.35%	105,741	15.35	1,623,384	15.58%	18.27%
2008	0.35%	1,034	12.98	13,422	3.42%	5.83%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%	782	11.84	9,260	1.85%	-42.53%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%	5,503	8.59	47,246	0.00%	42.27%
2008	0.35%	5,315	6.03	32,073	0.00%	-40.92%
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2012	0.35%	8,409	12.05	101,359	2.94%	4.24%
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%
International Portfolio - S Class Shares (AMINS)
2012	0.35% to 0.55%	8,860	13.31 to 13.11	117,609	0.85%	18.06% to 17.83%
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to -12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
2009	0.35% to 0.55%	41,049	10.61 to 10.51	434,339	3.27%	34.04% to 33.77%
2008	0.35% to 0.55%	57,596	7.92 to 7.86	454,975	0.00%	-46.62% to -46.73%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.35% to 0.55%	15,399	24.48 to 23.99	375,794	0.00%	12.02% to 11.79%
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
2009	0.35% to 0.55%	13,627	16.97 to 16.72	230,196	0.00%	31.14% to 30.87%
2008	0.35% to 0.55%	17,972	12.94 to 12.78	231,694	0.00%	-43.57% to -43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.35% to 0.55%	1,515	14.52 to 14.23	21,912	0.00%	8.44% to 8.22%
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
2009	0.35% to 0.55%	7,628	11.39 to 11.23	86,731	0.00%	22.32% to 22.08%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.35% to 0.55%	8,538	$15.83 to $ 15.59	$134,922	1.49%	20.80% to 20.56%
2011	0.55%	3,028	12.93	39,153	0.00%	-8.77%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.35%	3,694	25.18	93,011	0.22%	17.57%
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
2009	0.35%	1,022	17.87	18,264	2.18%	36.72%
2008	0.35% to 0.55%	61,042	13.07 to 12.91	795,139	0.52%	-38.05% to -38.17%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.35% to 0.55%	2,574	13.51 to 13.41	34,724	5.17%	4.86% to 4.65%
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
2009	0.35%	2,085	10.94	22,811	0.56%	9.41%
High Yield Portfolio - Administrative Class (PMVHYA)
2012	0.35% to 0.55%	60,152	23.88 to 23.40	1,435,732	5.50%	13.92% to 13.69%
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
2009	0.35% to 0.55%	25,134	17.84 to 17.59	446,662	8.70%	39.71% to 39.43%
2008	0.35% to 0.55%	34,600	12.77 to 12.61	440,085	7.77%	-23.79% to -23.95%
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.35% to 0.55%	30,071	14.58 to 14.29	437,142	1.86%	5.49% to 5.27%
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
2009	0.35% to 0.55%	344,561	13.08 to 12.89	4,500,451	3.17%	12.92% to 12.69%
2008	0.35% to 0.55%	135,038	11.58 to 11.44	1,557,799	3.93%	-0.80% to -1.00%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.35% to 0.55%	70,192	18.55 to 18.17	1,298,539	2.53%	9.22% to 9.00%
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%
2009	0.35% to 0.55%	221,487	15.27 to 15.05	3,373,724	5.14%	13.63% to 13.40%
2008	0.35% to 0.55%	211,839	13.44 to 13.27	2,837,620	4.54%	4.38% to 4.17%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2012	0.35%	626	21.54	13,484	0.52%	17.08%
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
2009	0.35%	202	15.44	3,118	1.70%	31.07%
2008	0.35%	202	11.78	2,379	1.46%	-39.57%
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
2012	0.35% to 0.55%	15,213	20.34 to 19.93	308,883	0.33%	14.23% to 14.00%
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
2009	0.35% to 0.55%	36,252	16.26 to 16.03	587,111	4.27%	23.93% to 23.68%
2008	0.35% to 0.55%	36,764	13.12 to 12.96	480,728	2.17%	-32.27% to -32.41%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2012	0.35%	1,579	11.85	18,705	0.00%	13.49%
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Blue Chip Growth Portfolio - II (TRBCG2)
2012	0.35% to 0.55%	27,487	15.27 to 15.04	418,857	0.00%	17.49% to 17.26%
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
2009	0.35% to 0.55%	71,519	11.13 to 11.03	793,798	0.00%	41.30% to 41.01%
2008	0.35% to 0.55%	143,629	7.88 to 7.82	1,129,047	0.06%	-42.85% to -42.97%
Equity Income Portfolio - II (TREI2)
2012	0.35%	4,185	13.42	56,155	2.04%	16.51%
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
2009	0.35%	776	10.21	7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.35% to 0.55%	10,256	14.20 to 14.09	145,583	1.19%	18.76% to 18.52%
2011	0.35%	9,237	11.95	110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.35% to 0.55%	1,643	10.88 to 10.87	17,868	0.00%	8.84% to 8.70%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.35%	659	12.54	8,262	0.00%	7.49%
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.35%	61,077	$18.15	$1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
2009	0.35%	74,916	21.60	1,618,102	0.42%	78.45%
2008	0.35%	42,679	12.10	516,590	0.85%	-52.38%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
2009	0.35%	260	16.60	4,315	0.00%	41.87%
2008	0.35% to 0.55%	262	11.70 to 11.56	3,065	0.00%	-47.21% to -47.32%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2008	0.35%	1,634	3.27	5,338	7.21%	-78.75%
2012	Contract owners equity:			$11,067,480
2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401
2009	Contract owners equity:			$27,983,482
2008	Contract owners equity:			$16,108,189

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-13:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
1.	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).
2.	Not Applicable
3.	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).
4.	The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).
5.	Variable Annuity Application Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).
6.	Depositor's Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7.	Not Applicable
8.	Form of Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(8)	Fund Participation Agreement with Neuberger Berman Management, Inc. (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(10)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(11)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust), as amended, dated May 2, 2005, as document "nwfpa99h12a.htm".
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. dated February 1, 2002, as document "vankampenfpa.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(15)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, under document "leggmasonfpa.htm".
(16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, under document "lordabbettfpa.htm".
(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm".
(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".
(19)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".
(20)	Fund Participation Agreement with Blackrock (formerly, FAM Distributors, Inc. and FAM Variable Series Funds, Inc.),April 13, 2004, as amended.
(21)	Fund Participations Agreement with Waddell and Reed Services Company and Waddell and Reed, Inc., December 1, 2000, as amended.

The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effecitve amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, with post-effective amendment number 43 of the registration statement 333-43671, as document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
9.	Opinion of Counsel Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890.)
10.	Consent of Independent Registered Public Accounting Firm - Attached hereto.
11.	Not Applicable
12.	Not Applicable
99.	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 12 and 85 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2013.
Nationwide Variable Account-13
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 25, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact